Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Total Market Index Portfolio

September 30, 2020

VTMI-QTLY-1120
1.9887333.102

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 9.7%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	44,373	$1,265,074
ATN International, Inc.	60	3,008
Bandwidth, Inc. (a)	127	22,170
CenturyLink, Inc.	6,272	63,284
Cincinnati Bell, Inc. (a)	298	4,470
Cogent Communications Group, Inc.	277	16,634
Consolidated Communications Holdings, Inc. (a)	465	2,646
GCI Liberty, Inc. (a)	623	51,061
Iridium Communications, Inc. (a)	718	18,366
Liberty Global PLC:
Class A (a)	888	18,657
Class C (a)	2,353	48,319
Liberty Latin America Ltd.:
Class A (a)	578	4,769
Class C (a)(b)	981	7,985
ORBCOMM, Inc. (a)	369	1,255
PDVWireless, Inc. (a)	69	2,257
Verizon Communications, Inc.	25,763	1,532,641
Vonage Holdings Corp. (a)	1,430	14,629
		3,077,225
Entertainment - 1.8%
Activision Blizzard, Inc.	4,812	389,531
AMC Entertainment Holdings, Inc. Class A (b)	313	1,474
Cinemark Holdings, Inc. (b)	679	6,790
Electronic Arts, Inc. (a)	1,801	234,868
Glu Mobile, Inc. (a)	942	7,230
Lions Gate Entertainment Corp.:
Class A (a)	517	4,901
Class B (a)	583	5,084
Live Nation Entertainment, Inc. (a)	880	47,414
Madison Square Garden Entertainment Corp. (a)	108	7,397
Marcus Corp.	132	1,020
Netflix, Inc. (a)	2,751	1,375,583
Roku, Inc. Class A (a)	661	124,797
Rosetta Stone, Inc. (a)	154	4,617
Sciplay Corp. (A Shares) (a)	165	2,676
Take-Two Interactive Software, Inc. (a)	715	118,132
The Madison Square Garden Co. (a)	108	16,252
The Walt Disney Co.	11,268	1,398,133
World Wrestling Entertainment, Inc. Class A	293	11,858
Zynga, Inc. (a)	6,330	57,730
		3,815,487
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (a)	1,878	2,752,397
Class C (a)	1,826	2,683,490
ANGI Homeservices, Inc. Class A (a)	485	5,381
CarGurus, Inc. Class A (a)	532	11,507
Cars.com, Inc. (a)	467	3,773
Eventbrite, Inc. (a)	413	4,481
EverQuote, Inc. Class A (a)	60	2,318
Facebook, Inc. Class A (a)	14,994	3,926,929
InterActiveCorp (a)	502	60,130
Liberty TripAdvisor Holdings, Inc. (a)	472	817
Match Group, Inc. (a)	1,625	179,806
Pinterest, Inc. Class A (a)	2,892	120,047
QuinStreet, Inc. (a)	327	5,180
Snap, Inc. Class A (a)	5,592	146,007
TripAdvisor, Inc.	611	11,969
TrueCar, Inc. (a)	647	3,235
Twitter, Inc. (a)	4,941	219,875
Yelp, Inc. (a)	408	8,197
Zillow Group, Inc.:
Class A (a)	310	31,477
Class C (a)(b)	805	81,780
		10,258,796
Media - 1.4%
Altice U.S.A., Inc. Class A (a)	2,036	52,936
AMC Networks, Inc. Class A (a)(b)	240	5,930
Cable One, Inc.	34	64,105
Cardlytics, Inc. (a)(b)	168	11,856
Central European Media Enterprises Ltd. Class A (a)	507	2,124
Charter Communications, Inc. Class A (a)	931	581,261
Clear Channel Outdoor Holdings, Inc. (a)	2,874	2,874
Comcast Corp. Class A	28,412	1,314,339
comScore, Inc. (a)	171	349
Cumulus Media, Inc. (a)	82	440
Discovery Communications, Inc.:
Class A (a)(b)	1,006	21,901
Class C (non-vtg.) (a)	1,963	38,475
DISH Network Corp. Class A (a)	1,520	44,126
E.W. Scripps Co. Class A	311	3,558
Entercom Communications Corp. Class A	662	1,066
Fox Corp.:
Class A	2,010	55,938
Class B	1,130	31,606
Gannett Co., Inc. (b)	697	906
Gray Television, Inc. (a)	576	7,932
Interpublic Group of Companies, Inc.	2,420	40,341
John Wiley & Sons, Inc. Class A	256	8,118
Liberty Broadband Corp.:
Class A (a)	181	25,668
Class C (a)	921	131,583
Liberty Media Corp.:
Liberty Braves Class A (a)	90	1,879
Liberty Braves Class C (a)	204	4,286
Liberty Formula One Group Series C (a)	1,120	40,622
Liberty Media Class A (a)	338	11,326
Liberty SiriusXM Series A (a)	561	18,608
Liberty SiriusXM Series C (a)	1,073	35,495
Loral Space & Communications Ltd.	65	1,190
Meredith Corp.	239	3,136
MSG Network, Inc. Class A (a)(b)	265	2,536
National CineMedia, Inc.	349	948
News Corp.:
Class A	2,162	30,311
Class B	1,085	15,168
Nexstar Broadcasting Group, Inc. Class A	279	25,090
Omnicom Group, Inc.	1,360	67,320
Scholastic Corp.	175	3,673
Sinclair Broadcast Group, Inc. Class A (b)	293	5,634
Sirius XM Holdings, Inc.	7,519	40,302
TechTarget, Inc. (a)	149	6,550
Tegna, Inc.	1,352	15,886
The New York Times Co. Class A (b)	889	38,040
ViacomCBS, Inc. Class B	3,529	98,847
WideOpenWest, Inc. (a)	330	1,713
		2,915,992
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	254	2,590
Gogo, Inc. (a)	293	2,707
NII Holdings, Inc. (a)(c)	363	788
Shenandoah Telecommunications Co.	306	13,597
T-Mobile U.S., Inc.	3,625	414,555
Telephone & Data Systems, Inc.	618	11,396
U.S. Cellular Corp. (a)	93	2,746
		448,379

TOTAL COMMUNICATION SERVICES		20,515,879

CONSUMER DISCRETIONARY - 12.2%
Auto Components - 0.2%
Adient PLC (a)	586	10,155
American Axle & Manufacturing Holdings, Inc. (a)	685	3,952
Aptiv PLC	1,690	154,939
Autoliv, Inc.	483	35,201
BorgWarner, Inc.	1,285	49,781
Cooper Tire & Rubber Co.	311	9,859
Cooper-Standard Holding, Inc. (a)	75	991
Dana, Inc.	886	10,916
Delphi Technologies PLC (a)	520	8,689
Dorman Products, Inc. (a)	178	16,088
Fox Factory Holding Corp. (a)	259	19,251
Gentex Corp.	1,514	38,986
Gentherm, Inc. (a)	193	7,894
LCI Industries	156	16,581
Lear Corp.	334	36,423
Modine Manufacturing Co. (a)	291	1,819
Motorcar Parts of America, Inc. (a)(b)	103	1,603
Standard Motor Products, Inc.	132	5,894
Stoneridge, Inc. (a)	160	2,939
Tenneco, Inc. (a)	284	1,971
The Goodyear Tire & Rubber Co.	1,447	11,098
Veoneer, Inc. (a)(b)	574	8,438
Visteon Corp. (a)	173	11,975
Workhorse Group, Inc. (a)(b)	567	14,334
		479,777
Automobiles - 1.2%
Ford Motor Co.	24,459	162,897
General Motors Co.	7,872	232,932
Harley-Davidson, Inc.	944	23,166
Tesla, Inc. (a)	4,649	1,994,467
Thor Industries, Inc.	339	32,293
Winnebago Industries, Inc.	212	10,954
		2,456,709
Distributors - 0.1%
Core-Mark Holding Co., Inc.	262	7,580
Funko, Inc. (a)	212	1,227
Genuine Parts Co.	901	85,748
LKQ Corp. (a)	1,774	49,193
Pool Corp.	251	83,970
		227,718
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. (a)	363	8,908
American Public Education, Inc. (a)	78	2,199
Bright Horizons Family Solutions, Inc. (a)	374	56,863
Career Education Corp. (a)	455	5,569
Carriage Services, Inc.	98	2,186
Chegg, Inc. (a)	786	56,152
Collectors Universe, Inc.	60	2,969
Frontdoor, Inc. (a)	521	20,272
Graham Holdings Co.	25	10,103
Grand Canyon Education, Inc. (a)	293	23,422
H&R Block, Inc.	1,167	19,010
Houghton Mifflin Harcourt Co. (a)	618	1,069
K12, Inc. (a)	257	6,769
Laureate Education, Inc. Class A (a)	736	9,774
OneSpaWorld Holdings Ltd. (b)	321	2,087
Regis Corp. (a)(b)	157	964
Select Interior Concepts, Inc. (a)	123	849
Service Corp. International	1,084	45,723
ServiceMaster Global Holdings, Inc. (a)	812	32,383
Strategic Education, Inc.	154	14,086
Weight Watchers International, Inc. (a)	312	5,887
		327,244
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	1,567	41,447
Biglari Holdings, Inc. (a)	9	801
BJ's Restaurants, Inc.	137	4,033
Bloomin' Brands, Inc.	486	7,421
Boyd Gaming Corp.	497	15,253
Brinker International, Inc.	277	11,833
Caesars Entertainment, Inc. (a)	1,243	69,683
Carnival Corp. (b)	3,185	48,348
Carrols Restaurant Group, Inc. (a)	157	1,013
Chipotle Mexican Grill, Inc. (a)	174	216,406
Choice Hotels International, Inc.	180	15,473
Churchill Downs, Inc.	218	35,713
Chuy's Holdings, Inc. (a)	124	2,428
Cracker Barrel Old Country Store, Inc.	146	16,740
Darden Restaurants, Inc.	815	82,103
Dave & Buster's Entertainment, Inc.	292	4,427
Del Taco Restaurants, Inc. (a)	252	2,066
Denny's Corp. (a)	428	4,280
Dine Brands Global, Inc.	94	5,131
Domino's Pizza, Inc.	245	104,194
Drive Shack, Inc. (a)	474	531
Dunkin' Brands Group, Inc.	520	42,593
El Pollo Loco Holdings, Inc. (a)(b)	141	2,284
Everi Holdings, Inc. (a)	564	4,653
Extended Stay America, Inc. unit	993	11,866
Fiesta Restaurant Group, Inc. (a)	72	675
Golden Entertainment, Inc. (a)	91	1,259
Hilton Grand Vacations, Inc. (a)	532	11,161
Hilton Worldwide Holdings, Inc.	1,737	148,201
Hyatt Hotels Corp. Class A	223	11,902
Jack in the Box, Inc.	135	10,707
Las Vegas Sands Corp.	2,059	96,073
Lindblad Expeditions Holdings (a)	223	1,898
Marriott International, Inc. Class A	1,664	154,053
Marriott Vacations Worldwide Corp.	253	22,975
McDonald's Corp.	4,634	1,017,117
MGM Mirage, Inc.	2,590	56,333
Monarch Casino & Resort, Inc. (a)	73	3,256
Noodles & Co. (a)	147	1,010
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,774	30,353
Papa John's International, Inc.	203	16,703
Penn National Gaming, Inc. (a)	898	65,285
Planet Fitness, Inc. (a)	492	30,317
Playa Hotels & Resorts NV (a)(b)	349	1,462
PlayAGS, Inc. (a)	179	634
Red Robin Gourmet Burgers, Inc. (a)	84	1,105
Red Rock Resorts, Inc.	399	6,823
Royal Caribbean Cruises Ltd.	1,120	72,498
Ruth's Hospitality Group, Inc.	235	2,599
Scientific Games Corp. Class A (a)	357	12,463
SeaWorld Entertainment, Inc. (a)	315	6,212
Shake Shack, Inc. Class A (a)(b)	219	14,121
Six Flags Entertainment Corp.	518	10,515
Starbucks Corp.	7,286	626,013
Texas Roadhouse, Inc. Class A	402	24,438
The Cheesecake Factory, Inc. (b)	273	7,573
Twin River Worldwide Holdings, Inc.	127	3,336
Vail Resorts, Inc.	254	54,348
Wendy's Co.	1,148	25,595
Wingstop, Inc.	191	26,100
Wyndham Destinations, Inc.	562	17,287
Wyndham Hotels & Resorts, Inc.	573	28,937
Wynn Resorts Ltd.	614	44,091
Yum! Brands, Inc.	1,879	171,553
		3,587,701
Household Durables - 0.5%
Beazer Homes U.S.A., Inc. (a)	266	3,511
Cavco Industries, Inc. (a)	54	9,737
Century Communities, Inc. (a)	170	7,196
D.R. Horton, Inc.	2,073	156,781
Ethan Allen Interiors, Inc.	165	2,234
Garmin Ltd.	940	89,168
GoPro, Inc. Class A (a)	725	3,284
Helen of Troy Ltd. (a)	158	30,576
Hooker Furniture Corp.	58	1,498
Installed Building Products, Inc. (a)	138	14,042
iRobot Corp. (a)	177	13,434
KB Home	541	20,769
La-Z-Boy, Inc.	273	8,635
Leggett & Platt, Inc.	848	34,912
Lennar Corp.:
Class A	1,488	121,540
Class B	387	25,410
LGI Homes, Inc. (a)	136	15,799
Lovesac (a)	72	1,995
M.D.C. Holdings, Inc.	310	14,601
M/I Homes, Inc. (a)	168	7,736
Meritage Homes Corp. (a)	233	25,721
Mohawk Industries, Inc. (a)	372	36,303
Newell Brands, Inc.	2,313	39,691
NVR, Inc. (a)	22	89,829
PulteGroup, Inc.	1,690	78,230
Skyline Champion Corp. (a)	325	8,700
Sonos, Inc. (a)	540	8,197
Taylor Morrison Home Corp. (a)	790	19,426
Tempur Sealy International, Inc. (a)	294	26,222
Toll Brothers, Inc.	706	34,354
TopBuild Corp. (a)	203	34,650
TRI Pointe Homes, Inc. (a)	807	14,639
Tupperware Brands Corp.	309	6,229
Turtle Beach Corp. (a)	107	1,947
Universal Electronics, Inc. (a)	89	3,359
Whirlpool Corp.	392	72,085
Zagg, Inc. (a)	132	370
		1,082,810
Internet & Direct Marketing Retail - 4.5%
1-800-FLOWERS.com, Inc. Class A (a)	167	4,165
Amazon.com, Inc. (a)	2,655	8,359,878
Chewy, Inc. (a)(b)	409	22,425
Duluth Holdings, Inc. (a)	98	1,198
eBay, Inc.	4,157	216,580
Etsy, Inc. (a)	746	90,736
Expedia, Inc.	853	78,212
Groupon, Inc. (a)	138	2,815
GrubHub, Inc. (a)	567	41,011
Lands' End, Inc. (a)	91	1,186
Overstock.com, Inc. (a)	261	18,962
PetMed Express, Inc. (b)	125	3,953
Quotient Technology, Inc. (a)	413	3,048
Qurate Retail, Inc. Series A (a)(b)	2,347	16,851
Revolve Group, Inc. (a)	76	1,249
Shutterstock, Inc.	136	7,077
Stamps.com, Inc. (a)	108	26,023
Stitch Fix, Inc. (a)(b)	351	9,523
The Booking Holdings, Inc. (a)	256	437,934
The RealReal, Inc. (a)	364	5,267
The Rubicon Project, Inc. (a)(b)	693	4,813
Wayfair LLC Class A (a)	427	124,261
		9,477,167
Leisure Products - 0.1%
Acushnet Holdings Corp.	211	7,092
American Outdoor Brands, Inc. (a)	96	1,251
Brunswick Corp.	484	28,512
Callaway Golf Co.	579	11,082
Clarus Corp.	162	2,290
Hasbro, Inc.	803	66,424
Johnson Outdoors, Inc. Class A	50	4,095
Malibu Boats, Inc. Class A (a)	136	6,740
Mattel, Inc. (a)(b)	2,116	24,757
MCBC Holdings, Inc. (a)	145	2,536
Polaris, Inc.	369	34,811
Smith & Wesson Brands, Inc.	323	5,013
Sturm, Ruger & Co., Inc.	113	6,911
Vista Outdoor, Inc. (a)	373	7,527
YETI Holdings, Inc. (a)	459	20,802
		229,843
Multiline Retail - 0.5%
Big Lots, Inc.	219	9,767
Dillard's, Inc. Class A	56	2,045
Dollar General Corp.	1,552	325,330
Dollar Tree, Inc. (a)	1,485	135,640
Kohl's Corp.	968	17,937
Macy's, Inc. (b)	1,888	10,762
Nordstrom, Inc. (b)	669	7,974
Ollie's Bargain Outlet Holdings, Inc. (a)	352	30,747
Target Corp.	3,121	491,308
		1,031,510
Specialty Retail - 2.4%
Aaron's, Inc. Class A	413	23,396
Abercrombie & Fitch Co. Class A	400	5,572
Advance Auto Parts, Inc.	436	66,926
America's Car Mart, Inc. (a)	36	3,056
American Eagle Outfitters, Inc. (b)	898	13,299
Asbury Automotive Group, Inc. (a)	122	11,889
At Home Group, Inc. (a)	338	5,023
AutoNation, Inc. (a)	360	19,055
AutoZone, Inc. (a)	146	171,935
Barnes & Noble Education, Inc. (a)(b)	142	366
Bed Bath & Beyond, Inc. (b)	795	11,909
Best Buy Co., Inc.	1,439	160,146
Boot Barn Holdings, Inc. (a)	174	4,896
Burlington Stores, Inc. (a)	413	85,115
Caleres, Inc.	215	2,055
Camping World Holdings, Inc.	214	6,367
CarMax, Inc. (a)	1,022	93,932
Carvana Co. Class A (a)	348	77,625
Chico's FAS, Inc.	634	617
Citi Trends, Inc.	83	2,073
Conn's, Inc. (a)	140	1,481
Dick's Sporting Goods, Inc.	398	23,036
DSW, Inc. Class A	424	2,302
Express, Inc. (a)	301	184
Five Below, Inc. (a)	345	43,815
Floor & Decor Holdings, Inc. Class A (a)	657	49,144
Foot Locker, Inc.	675	22,295
GameStop Corp. Class A (a)(b)	333	3,397
Gap, Inc.	1,262	21,492
Genesco, Inc. (a)	81	1,745
Group 1 Automotive, Inc.	108	9,546
Guess?, Inc.	242	2,812
Haverty Furniture Companies, Inc.	126	2,638
Hibbett Sports, Inc. (a)	99	3,883
L Brands, Inc.	1,434	45,616
Lithia Motors, Inc. Class A (sub. vtg.)	139	31,684
Lowe's Companies, Inc.	4,711	781,366
Lumber Liquidators Holdings, Inc. (a)	173	3,815
MarineMax, Inc. (a)	123	3,157
Michaels Companies, Inc. (a)	468	4,519
Monro, Inc.	208	8,439
Murphy U.S.A., Inc. (a)	175	22,447
National Vision Holdings, Inc. (a)(b)	493	18,852
O'Reilly Automotive, Inc. (a)	462	213,019
Party City Holdco, Inc. (a)(b)	583	1,516
Penske Automotive Group, Inc. (b)	206	9,818
Rent-A-Center, Inc.	312	9,326
RH (a)	95	36,349
Ross Stores, Inc.	2,227	207,824
Sally Beauty Holdings, Inc. (a)	684	5,944
Shoe Carnival, Inc.	52	1,746
Signet Jewelers Ltd.	313	5,853
Sleep Number Corp. (a)	176	8,608
Sonic Automotive, Inc. Class A (sub. vtg.)	150	6,024
Sportsman's Warehouse Holdings, Inc. (a)	280	4,007
The Buckle, Inc. (b)	170	3,466
The Cato Corp. Class A (sub. vtg.)	98	766
The Children's Place Retail Stores, Inc.	84	2,381
The Home Depot, Inc.	6,708	1,862,879
The ODP Corp.	344	6,691
Tiffany & Co., Inc.	677	78,430
Tilly's, Inc.	106	639
TJX Companies, Inc.	7,486	416,596
Tractor Supply Co.	728	104,352
Ulta Beauty, Inc. (a)	354	79,289
Urban Outfitters, Inc. (a)	435	9,052
Williams-Sonoma, Inc.	493	44,587
Winmark Corp.	19	3,271
Zumiez, Inc. (a)	139	3,867
		4,999,217
Textiles, Apparel & Luxury Goods - 0.8%
Capri Holdings Ltd. (a)	922	16,596
Carter's, Inc.	270	23,377
Columbia Sportswear Co.	185	16,091
Crocs, Inc. (a)	420	17,947
Deckers Outdoor Corp. (a)	174	38,282
Fossil Group, Inc. (a)(b)	331	1,900
G-III Apparel Group Ltd. (a)(b)	247	3,238
Hanesbrands, Inc.	2,139	33,689
Kontoor Brands, Inc.	305	7,381
Levi Strauss & Co. Class A	398	5,333
lululemon athletica, Inc. (a)	739	243,404
Movado Group, Inc.	67	666
NIKE, Inc. Class B	7,760	974,190
Oxford Industries, Inc.	113	4,561
PVH Corp.	434	25,884
Ralph Lauren Corp.	295	20,051
Rocky Brands, Inc.	37	919
Samsonite International SA (a)(d)	9,600	9,748
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	836	25,264
Steven Madden Ltd.	490	9,555
Tapestry, Inc.	1,696	26,508
Under Armour, Inc.:
Class A (sub. vtg.) (a)	1,133	12,724
Class C (non-vtg.) (a)	1,222	12,024
Unifi, Inc. (a)	101	1,297
Vera Bradley, Inc. (a)	105	642
VF Corp.	2,002	140,641
Wolverine World Wide, Inc.	503	12,998
		1,684,910

TOTAL CONSUMER DISCRETIONARY		25,584,606

CONSUMER STAPLES - 6.2%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	58	51,235
Brown-Forman Corp. Class B (non-vtg.)	1,141	85,940
Coca-Cola Bottling Co. Consolidated	28	6,739
Constellation Brands, Inc. Class A (sub. vtg.)	1,050	198,986
Craft Brew Alliance, Inc. (a)	65	1,073
Keurig Dr. Pepper, Inc.	2,910	80,316
MGP Ingredients, Inc.	87	3,457
Molson Coors Beverage Co. Class B	1,163	39,030
Monster Beverage Corp. (a)	2,309	185,182
National Beverage Corp. (a)	76	5,169
Newage, Inc. (a)(b)	451	780
PepsiCo, Inc.	8,626	1,195,564
The Coca-Cola Co.	24,097	1,189,669
		3,043,140
Food & Staples Retailing - 1.4%
Andersons, Inc.	188	3,604
BJ's Wholesale Club Holdings, Inc. (a)	849	35,276
Casey's General Stores, Inc.	235	41,748
Chefs' Warehouse Holdings (a)	208	3,024
Costco Wholesale Corp.	2,750	976,250
Grocery Outlet Holding Corp. (a)	514	20,210
Ingles Markets, Inc. Class A	78	2,967
Kroger Co.	4,856	164,667
Performance Food Group Co. (a)	812	28,111
PriceSmart, Inc.	140	9,303
Rite Aid Corp. (a)(b)	320	3,037
SpartanNash Co.	212	3,466
Sprouts Farmers Market LLC (a)	748	15,656
Sysco Corp.	3,181	197,922
U.S. Foods Holding Corp. (a)	1,412	31,375
United Natural Foods, Inc. (a)	314	4,669
Walgreens Boots Alliance, Inc.	4,505	161,820
Walmart, Inc.	8,656	1,211,061
Weis Markets, Inc.	100	4,800
		2,918,966
Food Products - 1.1%
Archer Daniels Midland Co.	3,470	161,320
B&G Foods, Inc. Class A (b)	388	10,775
Beyond Meat, Inc. (a)(b)	303	50,316
Bunge Ltd.	865	39,531
Cal-Maine Foods, Inc. (a)	221	8,480
Calavo Growers, Inc.	107	7,091
Campbell Soup Co.	1,279	61,865
Conagra Brands, Inc.	3,052	108,987
Darling Ingredients, Inc. (a)	994	35,814
Farmer Brothers Co. (a)	69	305
Flowers Foods, Inc.	1,199	29,172
Fresh Del Monte Produce, Inc.	185	4,240
Freshpet, Inc. (a)	248	27,689
General Mills, Inc.	3,810	235,001
Hormel Foods Corp.	1,762	86,144
Hostess Brands, Inc. Class A (a)	763	9,408
Ingredion, Inc.	413	31,256
J&J Snack Foods Corp.	92	11,996
John B. Sanfilippo & Son, Inc.	54	4,071
Kellogg Co.	1,586	102,440
Lamb Weston Holdings, Inc.	899	59,577
Lancaster Colony Corp.	120	21,456
Landec Corp. (a)	164	1,594
McCormick & Co., Inc. (non-vtg.)	773	150,039
Mondelez International, Inc.	8,896	511,075
Pilgrim's Pride Corp. (a)	312	4,669
Post Holdings, Inc. (a)	387	33,282
Sanderson Farms, Inc.	122	14,392
Seaboard Corp.	2	5,673
The Hain Celestial Group, Inc. (a)	513	17,596
The Hershey Co.	921	132,016
The J.M. Smucker Co.	715	82,597
The Kraft Heinz Co.	4,054	121,417
The Simply Good Foods Co. (a)	520	11,466
Tootsie Roll Industries, Inc.	96	2,966
TreeHouse Foods, Inc. (a)	352	14,267
Tyson Foods, Inc. Class A	1,846	109,800
		2,319,783
Household Products - 1.5%
Central Garden & Pet Co. (a)	95	3,793
Central Garden & Pet Co. Class A (non-vtg.) (a)	198	7,156
Church & Dwight Co., Inc.	1,550	145,251
Clorox Co.	789	165,824
Colgate-Palmolive Co.	5,336	411,672
Energizer Holdings, Inc.	361	14,130
Kimberly-Clark Corp.	2,124	313,630
Procter & Gamble Co.	15,508	2,155,457
Reynolds Consumer Products, Inc.	326	9,982
Spectrum Brands Holdings, Inc.	230	13,147
WD-40 Co.	85	16,091
		3,256,133
Personal Products - 0.2%
Coty, Inc. Class A	1,674	4,520
Edgewell Personal Care Co. (a)	373	10,399
elf Beauty, Inc. (a)	238	4,372
Estee Lauder Companies, Inc. Class A	1,407	307,078
Herbalife Nutrition Ltd. (a)	608	28,363
Inter Parfums, Inc.	102	3,810
LifeVantage Corp. (a)	64	772
MediFast, Inc.	72	11,840
Nu Skin Enterprises, Inc. Class A	321	16,079
USANA Health Sciences, Inc. (a)	73	5,376
		392,609
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	530	340
Altria Group, Inc.	11,593	447,954
Philip Morris International, Inc.	9,705	727,778
Turning Point Brands, Inc.	107	2,985
Universal Corp.	158	6,617
Vector Group Ltd.	782	7,578
		1,193,252

TOTAL CONSUMER STAPLES		13,123,883

ENERGY - 1.9%
Energy Equipment & Services - 0.2%
Archrock, Inc.	729	3,922
Baker Hughes Co. Class A	4,145	55,087
Cactus, Inc.	321	6,160
Championx Corp. (a)	1,184	9,460
Core Laboratories NV (b)	252	3,846
DMC Global, Inc.	84	2,767
Dril-Quip, Inc. (a)	201	4,977
Exterran Corp. (a)	193	803
Forum Energy Technologies, Inc. (a)	281	154
Frank's International NV (a)	595	916
Halliburton Co.	5,522	66,540
Helix Energy Solutions Group, Inc. (a)	840	2,024
Helmerich & Payne, Inc.	685	10,035
Liberty Oilfield Services, Inc. Class A	379	3,028
Matrix Service Co. (a)	126	1,052
Nabors Industries Ltd.	40	978
National Oilwell Varco, Inc.	2,404	21,780
Newpark Resources, Inc. (a)	424	445
Nextier Oilfield Solutions, Inc. (a)	896	1,658
Oceaneering International, Inc. (a)	587	2,066
Oil States International, Inc. (a)	308	841
Patterson-UTI Energy, Inc.	1,081	3,081
ProPetro Holding Corp. (a)	427	1,734
RPC, Inc. (a)(b)	224	591
Schlumberger Ltd.	8,723	135,730
SEACOR Holdings, Inc. (a)	133	3,868
Select Energy Services, Inc. Class A (a)	368	1,413
Solaris Oilfield Infrastructure, Inc. Class A	201	1,274
TechnipFMC PLC	2,668	16,835
Tidewater, Inc. (a)	201	1,349
Transocean Ltd. (United States) (a)	3,266	2,635
U.S. Silica Holdings, Inc.	356	1,068
		368,117
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp. (a)(b)	1,535	4,221
Apache Corp.	2,419	22,908
Arch Resources, Inc.	103	4,375
Ardmore Shipping Corp.	189	673
Berry Petroleum Corp.	503	1,595
Bonanza Creek Energy, Inc. (a)	131	2,463
Brigham Minerals, Inc. Class A	173	1,543
Cabot Oil & Gas Corp.	2,525	43,834
Callon Petroleum Co. (a)(b)	228	1,099
Centennial Resource Development, Inc. Class A (a)(b)	1,190	717
Cheniere Energy, Inc. (a)	1,440	66,629
Chevron Corp.	11,643	838,296
Cimarex Energy Co.	642	15,620
Clean Energy Fuels Corp. (a)	552	1,369
CNX Resources Corp. (a)	1,400	13,216
Concho Resources, Inc.	1,242	54,797
ConocoPhillips Co.	6,704	220,159
CONSOL Energy, Inc. (a)	113	501
Continental Resources, Inc.	392	4,814
CVR Energy, Inc.	176	2,179
Delek U.S. Holdings, Inc.	341	3,795
Devon Energy Corp.	2,332	22,061
Diamond S Shipping, Inc. (a)	121	831
Diamondback Energy, Inc.	1,013	30,512
EOG Resources, Inc.	3,650	131,181
EQT Corp.	1,559	20,158
Equitrans Midstream Corp.	2,475	20,939
Exxon Mobil Corp.	26,368	905,213
Falcon Minerals Corp.	216	527
Green Plains, Inc. (a)	229	3,545
Gulfport Energy Corp. (a)	962	507
Hess Corp.	1,726	70,645
Highpoint Resources, Inc. (a)	535	123
HollyFrontier Corp.	905	17,838
International Seaways, Inc.	163	2,381
Kinder Morgan, Inc.	12,176	150,130
Kosmos Energy Ltd.	2,796	2,728
Laredo Petroleum, Inc. (a)	49	480
Magnolia Oil & Gas Corp. Class A (a)	776	4,012
Marathon Oil Corp.	5,127	20,969
Marathon Petroleum Corp.	4,075	119,561
Matador Resources Co. (a)(b)	718	5,931
Murphy Oil Corp.	1,012	9,027
National Energy Services Reunited Corp. (a)	166	1,059
Noble Energy, Inc.	3,018	25,804
Northern Oil & Gas, Inc. (a)(b)	290	1,665
Oasis Petroleum, Inc. (a)	1,530	428
Occidental Petroleum Corp.	5,296	53,013
ONEOK, Inc.	2,791	72,510
Ovintiv, Inc.	1,596	13,023
Par Pacific Holdings, Inc. (a)	202	1,368
Parsley Energy, Inc. Class A	1,855	17,363
PBF Energy, Inc. Class A (b)	576	3,277
PDC Energy, Inc. (a)	622	7,710
Peabody Energy Corp.	395	909
Penn Virginia Corp. (a)	52	512
Phillips 66 Co.	2,734	141,731
Pioneer Natural Resources Co.	1,031	88,656
QEP Resources, Inc.	1,400	1,264
Range Resources Corp. (b)	1,581	10,466
Renewable Energy Group, Inc. (a)	240	12,821
Rex American Resources Corp. (a)	36	2,362
Ring Energy, Inc. (a)(b)	284	193
SM Energy Co.	616	979
Southwestern Energy Co. (a)	3,731	8,768
Talos Energy, Inc. (a)	140	903
Targa Resources Corp.	1,519	21,312
Teekay Corp. (a)(b)	419	934
Teekay Tankers Ltd. (a)(b)	134	1,453
Tellurian, Inc. (a)(b)	579	461
The Williams Companies, Inc.	7,578	148,908
Valero Energy Corp.	2,556	110,726
W&T Offshore, Inc. (a)	640	1,152
World Fuel Services Corp.	377	7,989
WPX Energy, Inc. (a)	2,524	12,368
		3,616,189

TOTAL ENERGY		3,984,306

FINANCIALS - 9.8%
Banks - 3.3%
1st Source Corp.	115	3,547
Allegiance Bancshares, Inc.	108	2,524
Amalgamated Bank	188	1,989
Ameris Bancorp	433	9,864
Associated Banc-Corp.	979	12,355
Atlantic Capital Bancshares, Inc. (a)	138	1,566
Banc of California, Inc.	253	2,560
BancFirst Corp. (b)	109	4,452
Bancorp, Inc., Delaware (a)	448	3,871
BancorpSouth Bank	597	11,570
Bank of America Corp.	47,556	1,145,624
Bank of Hawaii Corp.	248	12,529
Bank OZK (b)	748	15,947
BankUnited, Inc.	582	12,752
Banner Corp.	213	6,871
Berkshire Hills Bancorp, Inc.	337	3,407
BOK Financial Corp.	199	10,250
Boston Private Financial Holdings, Inc.	506	2,793
Bridge Bancorp, Inc.	102	1,778
Brookline Bancorp, Inc., Delaware	444	3,838
Bryn Mawr Bank Corp.	112	2,785
Byline Bancorp, Inc.	129	1,455
Cadence Bancorp Class A	828	7,113
Camden National Corp.	85	2,569
Carter Bank & Trust	123	818
Cathay General Bancorp	473	10,255
Central Pacific Financial Corp.	160	2,171
CIT Group, Inc.	613	10,856
Citigroup, Inc.	12,995	560,214
Citizens Financial Group, Inc.	2,702	68,307
City Holding Co.	91	5,243
Columbia Banking Systems, Inc.	446	10,637
Comerica, Inc.	855	32,704
Commerce Bancshares, Inc.	617	34,731
Community Bank System, Inc.	334	18,190
Community Trust Bancorp, Inc.	92	2,600
ConnectOne Bancorp, Inc.	190	2,673
Cullen/Frost Bankers, Inc.	344	21,999
Customers Bancorp, Inc. (a)	177	1,982
CVB Financial Corp.	811	13,487
Eagle Bancorp, Inc.	190	5,090
East West Bancorp, Inc.	874	28,615
Enterprise Financial Services Corp.	148	4,036
Equity Bancshares, Inc. (a)	91	1,411
FB Financial Corp.	176	4,421
Fifth Third Bancorp	4,494	95,812
First Bancorp, North Carolina	166	3,474
First Bancorp, Puerto Rico	1,404	7,329
First Bancshares, Inc.	150	3,146
First Busey Corp.	281	4,465
First Citizens Bancshares, Inc.	45	14,345
First Commonwealth Financial Corp.	556	4,303
First Financial Bancorp, Ohio	577	6,927
First Financial Bankshares, Inc. (b)	867	24,198
First Financial Corp., Indiana	76	2,386
First Foundation, Inc.	243	3,176
First Hawaiian, Inc.	808	11,692
First Horizon National Corp.	3,406	32,119
First Interstate Bancsystem, Inc.	232	7,389
First Merchants Corp.	315	7,295
First Midwest Bancorp, Inc., Delaware	726	7,826
First Republic Bank	1,079	117,676
Flushing Financial Corp.	149	1,567
FNB Corp., Pennsylvania	1,924	13,045
Fulton Financial Corp.	1,032	9,629
German American Bancorp, Inc.	136	3,691
Glacier Bancorp, Inc.	598	19,166
Great Southern Bancorp, Inc.	70	2,535
Great Western Bancorp, Inc.	312	3,884
Hancock Whitney Corp.	538	10,120
Hanmi Financial Corp.	177	1,453
HarborOne Bancorp, Inc.	308	2,486
Heartland Financial U.S.A., Inc.	217	6,509
Heritage Commerce Corp.	330	2,196
Heritage Financial Corp., Washington	207	3,807
Hilltop Holdings, Inc.	460	9,467
Home Bancshares, Inc.	941	14,266
Hope Bancorp, Inc.	715	5,423
Horizon Bancorp, Inc. Indiana	203	2,048
Huntington Bancshares, Inc.	6,458	59,220
Independent Bank Corp.	127	1,596
Independent Bank Corp., Massachusetts	235	12,309
Independent Bank Group, Inc.	251	11,089
International Bancshares Corp.	356	9,277
Investors Bancorp, Inc.	1,404	10,193
JPMorgan Chase & Co.	19,005	1,829,611
KeyCorp	6,195	73,906
Lakeland Bancorp, Inc.	322	3,204
Lakeland Financial Corp.	166	6,839
Live Oak Bancshares, Inc.	170	4,306
M&T Bank Corp.	816	75,145
Mercantil Bank Holding Corp. Class A (a)	136	1,266
Mercantile Bank Corp.	92	1,658
Midland States Bancorp, Inc.	115	1,478
MidWestOne Financial Group, Inc.	109	1,948
National Bank Holdings Corp.	175	4,594
NBT Bancorp, Inc.	272	7,295
Nicolet Bankshares, Inc. (a)	66	3,604
OceanFirst Financial Corp.	398	5,449
OFG Bancorp	290	3,613
Old National Bancorp, Indiana	1,045	13,125
Origin Bancorp, Inc.	157	3,354
Pacific Premier Bancorp, Inc.	583	11,742
PacWest Bancorp	737	12,588
Park National Corp.	91	7,458
Peapack-Gladstone Financial Corp.	94	1,424
Peoples Bancorp, Inc.	101	1,928
Peoples United Financial, Inc.	2,594	26,744
Pinnacle Financial Partners, Inc.	471	16,763
PNC Financial Services Group, Inc.	2,655	291,811
Popular, Inc.	520	18,860
Preferred Bank, Los Angeles	76	2,441
Prosperity Bancshares, Inc.	571	29,595
QCR Holdings, Inc.	82	2,248
Regions Financial Corp.	6,103	70,368
Renasant Corp.	365	8,293
S&T Bancorp, Inc.	217	3,839
Sandy Spring Bancorp, Inc.	294	6,786
Seacoast Banking Corp., Florida (a)	343	6,184
ServisFirst Bancshares, Inc.	290	9,869
Signature Bank	334	27,719
Simmons First National Corp. Class A	644	10,211
South State Corp.	437	21,042
Southside Bancshares, Inc.	177	4,324
Sterling Bancorp	1,232	12,961
Stock Yards Bancorp, Inc.	141	4,800
SVB Financial Group (a)	327	78,683
Synovus Financial Corp.	907	19,201
TCF Financial Corp.	939	21,935
Texas Capital Bancshares, Inc. (a)	317	9,868
Tompkins Financial Corp.	67	3,806
TowneBank	421	6,904
Trico Bancshares	149	3,649
TriState Capital Holdings, Inc. (a)	253	3,350
Triumph Bancorp, Inc. (a)	130	4,048
Truist Financial Corp.	8,426	320,609
Trustmark Corp.	407	8,714
U.S. Bancorp	8,581	307,629
UMB Financial Corp.	268	13,135
Umpqua Holdings Corp.	1,361	14,454
Union Bankshares Corp.	499	10,664
United Bankshares, Inc., West Virginia	802	17,219
United Community Bank, Inc.	538	9,108
Univest Corp. of Pennsylvania	161	2,314
Valley National Bancorp	2,503	17,146
Veritex Holdings, Inc.	323	5,501
Washington Trust Bancorp, Inc.	113	3,465
Webster Financial Corp.	559	14,763
Wells Fargo & Co.	25,717	604,607
WesBanco, Inc.	416	8,886
Westamerica Bancorp.	170	9,240
Western Alliance Bancorp.	662	20,932
Wintrust Financial Corp.	357	14,298
Zions Bancorp NA	1,012	29,571
		6,927,075
Capital Markets - 2.5%
Affiliated Managers Group, Inc.	288	19,693
Ameriprise Financial, Inc.	752	115,891
Artisan Partners Asset Management, Inc.	357	13,919
Assetmark Financial Holdings, Inc. (a)	113	2,457
B. Riley Financial, Inc.	116	2,907
Bank of New York Mellon Corp.	5,093	174,894
BGC Partners, Inc. Class A	1,987	4,769
BlackRock, Inc. Class A	883	497,615
Blucora, Inc. (a)	259	2,440
BrightSphere Investment Group, Inc.	380	4,902
Cboe Global Markets, Inc.	683	59,926
Charles Schwab Corp.	7,240	262,305
CME Group, Inc.	2,235	373,938
Cohen & Steers, Inc.	145	8,082
Cowen Group, Inc. Class A	186	3,026
Diamond Hill Investment Group, Inc.	19	2,400
Donnelley Financial Solutions, Inc. (a)	219	2,926
E*TRADE Financial Corp.	1,394	69,770
Eaton Vance Corp. (non-vtg.)	691	26,362
Evercore, Inc. Class A	247	16,169
FactSet Research Systems, Inc.	235	78,697
Federated Hermes, Inc. Class B (non-vtg.)	592	12,734
Focus Financial Partners, Inc. Class A (a)	225	7,378
Franklin Resources, Inc.	1,649	33,557
Goldman Sachs Group, Inc.	2,145	431,081
Greenhill & Co., Inc.	78	885
Hamilton Lane, Inc. Class A	193	12,466
Houlihan Lokey	318	18,778
Interactive Brokers Group, Inc.	484	23,392
Intercontinental Exchange, Inc.	3,497	349,875
INTL FCStone, Inc. (a)	92	4,707
Invesco Ltd.	2,303	26,277
Janus Henderson Group PLC (b)	933	20,265
Lazard Ltd. Class A	691	22,838
LPL Financial	505	38,718
MarketAxess Holdings, Inc.	237	114,137
Moelis & Co. Class A	337	11,842
Moody's Corp.	1,005	291,299
Morgan Stanley	7,470	361,175
Morningstar, Inc.	135	21,682
MSCI, Inc.	522	186,239
Northern Trust Corp.	1,307	101,907
Och-Ziff Capital Management Group LLC Class A	95	1,115
Oppenheimer Holdings, Inc. Class A (non-vtg.)	76	1,696
Piper Jaffray Companies	90	6,570
PJT Partners, Inc.	147	8,910
Raymond James Financial, Inc.	775	56,389
S&P Global, Inc.	1,501	541,261
SEI Investments Co.	747	37,888
State Street Corp.	2,205	130,823
Stifel Financial Corp.	423	21,387
T. Rowe Price Group, Inc.	1,415	181,431
TD Ameritrade Holding Corp.	1,901	74,424
The Blackstone Group LP	4,180	218,196
The NASDAQ OMX Group, Inc.	720	88,351
Tradeweb Markets, Inc. Class A	557	32,306
Victory Capital Holdings, Inc.	91	1,537
Virtu Financial, Inc. Class A	496	11,413
Virtus Investment Partners, Inc.	47	6,517
Waddell & Reed Financial, Inc. Class A (b)	404	5,999
WisdomTree Investments, Inc.	711	2,275
		5,262,808
Consumer Finance - 0.5%
Ally Financial, Inc.	2,312	57,962
American Express Co.	4,062	407,216
Capital One Financial Corp.	2,855	205,160
Credit Acceptance Corp. (a)	75	25,398
CURO Group Holdings Corp.	91	642
Discover Financial Services	1,923	111,111
Encore Capital Group, Inc. (a)(b)	193	7,448
Enova International, Inc. (a)	212	3,475
EZCORP, Inc. (non-vtg.) Class A (a)	418	2,103
First Cash Financial Services, Inc.	260	14,875
Green Dot Corp. Class A (a)	350	17,714
LendingClub Corp. (a)	535	2,520
LendingTree, Inc. (a)	48	14,731
Navient Corp.	1,201	10,148
Nelnet, Inc. Class A	135	8,134
OneMain Holdings, Inc.	463	14,469
PRA Group, Inc. (a)	277	11,066
Regional Management Corp. (a)	62	1,033
Santander Consumer U.S.A. Holdings, Inc.	445	8,095
SLM Corp.	2,291	18,534
Synchrony Financial	3,417	89,423
World Acceptance Corp. (a)	29	3,061
		1,034,318
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc. Class B (a)	12,347	2,629,170
Cannae Holdings, Inc. (a)	527	19,636
Equitable Holdings, Inc.	2,492	45,454
Jefferies Financial Group, Inc.	1,403	25,254
On Deck Capital, Inc. (a)	397	635
Voya Financial, Inc.	784	37,577
		2,757,726
Insurance - 2.0%
AFLAC, Inc.	4,151	150,889
Alleghany Corp.	88	45,800
Allstate Corp.	1,948	183,385
AMBAC Financial Group, Inc. (a)	273	3,486
American Equity Investment Life Holding Co.	570	12,534
American Financial Group, Inc.	442	29,605
American International Group, Inc.	5,403	148,745
American National Group, Inc.	53	3,579
Amerisafe, Inc.	118	6,768
Aon PLC	1,442	297,485
Arch Capital Group Ltd. (a)	2,552	74,646
Argo Group International Holdings, Ltd.	221	7,609
Arthur J. Gallagher & Co.	1,194	126,063
Assurant, Inc.	377	45,734
Assured Guaranty Ltd.	565	12,136
Athene Holding Ltd. (a)	773	26,344
Axis Capital Holdings Ltd.	494	21,756
Brighthouse Financial, Inc. (a)	575	15,473
Brown & Brown, Inc.	1,475	66,773
Chubb Ltd.	2,814	326,762
Cincinnati Financial Corp.	939	73,214
CNO Financial Group, Inc.	862	13,826
eHealth, Inc. (a)	155	12,245
Employers Holdings, Inc.	183	5,536
Enstar Group Ltd. (a)	83	13,405
Erie Indemnity Co. Class A	153	32,173
Everest Re Group Ltd.	248	48,990
First American Financial Corp.	711	36,197
FNF Group	1,802	56,421
Genworth Financial, Inc. Class A (a)	3,152	10,559
Globe Life, Inc.	622	49,698
Goosehead Insurance	100	8,659
Greenlight Capital Re, Ltd. (a)	134	902
Hallmark Financial Services, Inc. (a)	69	181
Hanover Insurance Group, Inc.	235	21,897
Hartford Financial Services Group, Inc.	2,264	83,451
HCI Group, Inc.	39	1,922
Heritage Insurance Holdings, Inc.	117	1,184
Horace Mann Educators Corp.	266	8,884
James River Group Holdings Ltd.	179	7,971
Kemper Corp.	374	24,994
Kinsale Capital Group, Inc.	131	24,914
Lincoln National Corp.	1,120	35,090
Loews Corp.	1,467	50,978
Markel Corp. (a)	87	84,712
Marsh & McLennan Companies, Inc.	3,150	361,305
MBIA, Inc. (a)	476	2,885
Mercury General Corp.	154	6,371
MetLife, Inc.	4,833	179,643
National General Holdings Corp.	404	13,635
National Western Life Group, Inc.	12	2,193
Old Republic International Corp.	1,751	25,810
Palomar Holdings, Inc. (a)	132	13,760
Primerica, Inc.	244	27,606
Principal Financial Group, Inc.	1,618	65,157
ProAssurance Corp.	312	4,880
Progressive Corp.	3,647	345,261
ProSight Global, Inc. (a)	72	816
Prudential Financial, Inc.	2,484	157,784
Reinsurance Group of America, Inc.	431	41,027
RenaissanceRe Holdings Ltd.	324	54,996
RLI Corp.	247	20,681
Safety Insurance Group, Inc.	87	6,011
Selective Insurance Group, Inc.	370	19,051
State Auto Financial Corp.	95	1,307
Stewart Information Services Corp.	165	7,215
The Travelers Companies, Inc.	1,586	171,589
Third Point Reinsurance Ltd. (a)	531	3,690
Trupanion, Inc. (a)	199	15,701
United Fire Group, Inc.	129	2,621
United Insurance Holdings Corp.	105	636
Universal Insurance Holdings, Inc.	160	2,214
Unum Group	1,259	21,189
W.R. Berkley Corp.	889	54,362
White Mountains Insurance Group Ltd.	19	14,801
Willis Towers Watson PLC	802	167,474
		4,125,246
Mortgage Real Estate Investment Trusts - 0.1%
AG Mortgage Investment Trust, Inc.	190	524
AGNC Investment Corp.	3,506	48,768
Annaly Capital Management, Inc.	8,836	62,912
Anworth Mortgage Asset Corp.	433	710
Apollo Commercial Real Estate Finance, Inc.	813	7,325
Ares Commercial Real Estate Corp.	189	1,727
Arlington Asset Investment Corp.	136	386
Armour Residential REIT, Inc.	443	4,213
Blackstone Mortgage Trust, Inc.	893	19,619
Capstead Mortgage Corp.	540	3,035
Cherry Hill Mortgage Investment Corp.	66	593
Chimera Investment Corp.	1,432	11,742
Colony NorthStar Credit Real Estate, Inc.	497	2,440
Dynex Capital, Inc.	134	2,038
Exantas Capital Corp. (b)	140	293
Granite Point Mortgage Trust, Inc.	311	2,205
Great Ajax Corp.	102	846
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	457	19,317
Invesco Mortgage Capital, Inc. (b)	1,004	2,721
KKR Real Estate Finance Trust, Inc.	189	3,124
Ladder Capital Corp. Class A	713	5,077
MFA Financial, Inc.	2,938	7,874
New Residential Investment Corp.	2,559	20,344
New York Mortgage Trust, Inc.	2,426	6,186
Orchid Island Capital, Inc.	390	1,954
PennyMac Mortgage Investment Trust	625	10,044
Redwood Trust, Inc.	764	5,745
Starwood Property Trust, Inc.	1,836	27,705
TPG RE Finance Trust, Inc.	316	2,673
Two Harbors Investment Corp.	1,733	8,821
Western Asset Mortgage Capital Corp.	302	616
ZAIS Financial Corp.	294	3,293
		294,870
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	315	7,343
Capitol Federal Financial, Inc.	783	7,255
Columbia Financial, Inc. (a)	269	2,986
Dime Community Bancshares, Inc.	186	2,104
Essent Group Ltd.	692	25,611
Farmer Mac Class C (non-vtg.)	53	3,374
First Defiance Financial Corp.	210	3,271
Flagstar Bancorp, Inc.	259	7,674
HomeStreet, Inc.	146	3,761
Kearny Financial Corp.	433	3,122
Meridian Bancorp, Inc. Maryland	296	3,064
Meta Financial Group, Inc.	193	3,709
MGIC Investment Corp.	2,104	18,641
New York Community Bancorp, Inc.	2,897	23,958
NMI Holdings, Inc. (a)	517	9,203
Northfield Bancorp, Inc.	335	3,055
Northwest Bancshares, Inc.	792	7,286
Pennymac Financial Services, Inc.	251	14,588
Provident Financial Services, Inc.	421	5,136
Radian Group, Inc.	1,178	17,211
TFS Financial Corp.	280	4,113
Trustco Bank Corp., New York	563	2,939
Walker & Dunlop, Inc.	181	9,593
Washington Federal, Inc.	482	10,055
Waterstone Financial, Inc.	137	2,122
WMI Holdings Corp. (a)	459	10,245
WSFS Financial Corp.	329	8,873
		220,292

TOTAL FINANCIALS		20,622,335

HEALTH CARE - 14.2%
Biotechnology - 2.8%
89Bio, Inc. (a)	43	1,103
AbbVie, Inc.	11,006	964,016
Abeona Therapeutics, Inc. (a)	425	434
ACADIA Pharmaceuticals, Inc. (a)	735	30,319
Acceleron Pharma, Inc. (a)	331	37,247
Acorda Therapeutics, Inc. (a)(b)	167	86
Adamas Pharmaceuticals, Inc. (a)	42	173
ADMA Biologics, Inc. (a)	379	906
Adverum Biotechnologies, Inc. (a)	571	5,881
Agenus, Inc. (a)	929	3,716
Agios Pharmaceuticals, Inc. (a)	355	12,425
Aimmune Therapeutics, Inc. (a)	288	9,922
Akebia Therapeutics, Inc. (a)	929	2,332
Akero Therapeutics, Inc. (a)	110	3,387
Albireo Pharma, Inc. (a)	96	3,204
Aldeyra Therapeutics, Inc. (a)	266	1,971
Alector, Inc. (a)	324	3,413
Alexion Pharmaceuticals, Inc. (a)	1,372	156,998
Alkermes PLC (a)	985	16,321
Allakos, Inc. (a)(b)	185	15,068
Allogene Therapeutics, Inc. (a)	395	14,895
Alnylam Pharmaceuticals, Inc. (a)	729	106,142
Amgen, Inc.	3,653	928,446
Amicus Therapeutics, Inc. (a)	1,671	23,595
AnaptysBio, Inc. (a)	106	1,564
Anavex Life Sciences Corp. (a)	263	1,197
Anika Therapeutics, Inc. (a)	79	2,796
Apellis Pharmaceuticals, Inc. (a)	351	10,590
Arcus Biosciences, Inc. (a)	278	4,765
Arcutis Biotherapeutics, Inc. (a)(b)	104	3,047
Ardelyx, Inc. (a)	331	1,738
Arena Pharmaceuticals, Inc. (a)	359	26,850
Arrowhead Pharmaceuticals, Inc. (a)	639	27,515
Assembly Biosciences, Inc. (a)	212	3,485
Atara Biotherapeutics, Inc. (a)	456	5,910
Athenex, Inc. (a)	394	4,767
Avid Bioservices, Inc. (a)	270	2,057
AVROBIO, Inc. (a)	204	2,656
Beam Therapeutics, Inc.	134	3,299
BioCryst Pharmaceuticals, Inc. (a)(b)	1,099	3,775
Biogen, Inc. (a)	989	280,560
Biohaven Pharmaceutical Holding Co. Ltd. (a)	312	20,283
BioMarin Pharmaceutical, Inc. (a)	1,136	86,427
Biospecifics Technologies Corp. (a)	34	1,796
Black Diamond Therapeutics, Inc. (a)	89	2,690
bluebird bio, Inc. (a)	406	21,904
Blueprint Medicines Corp. (a)	341	31,611
Bridgebio Pharma, Inc. (a)(b)	472	17,709
Calithera Biosciences, Inc. (a)	295	1,018
CareDx, Inc. (a)	303	11,496
Castle Biosciences, Inc. (a)	84	4,322
Catalyst Biosciences, Inc. (a)	98	421
Catalyst Pharmaceutical Partners, Inc. (a)	620	1,841
Cel-Sci Corp. (a)(b)	261	3,328
ChemoCentryx, Inc. (a)	309	16,933
Clovis Oncology, Inc. (a)(b)	581	3,387
Coherus BioSciences, Inc. (a)(b)	362	6,639
Concert Pharmaceuticals, Inc. (a)	140	1,375
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	351	632
Cortexyme, Inc. (a)	81	4,050
Cue Biopharma, Inc. (a)	170	2,559
Cytokinetics, Inc. (a)	480	10,392
CytomX Therapeutics, Inc. (a)	220	1,463
Deciphera Pharmaceuticals, Inc. (a)	242	12,415
Denali Therapeutics, Inc. (a)	519	18,596
Dicerna Pharmaceuticals, Inc. (a)	420	7,556
Dynavax Technologies Corp. (a)(b)	566	2,445
Eagle Pharmaceuticals, Inc. (a)	81	3,441
Editas Medicine, Inc. (a)(b)	387	10,859
Eiger Biopharmaceuticals, Inc. (a)	159	1,294
Emergent BioSolutions, Inc. (a)	289	29,862
Enanta Pharmaceuticals, Inc. (a)	116	5,310
Epizyme, Inc. (a)	572	6,824
Esperion Therapeutics, Inc. (a)	172	6,393
Exact Sciences Corp. (a)	946	96,445
Exelixis, Inc. (a)	1,909	46,675
Fate Therapeutics, Inc. (a)	448	17,907
FibroGen, Inc. (a)	509	20,930
Five Prime Therapeutics, Inc. (a)	126	592
Flexion Therapeutics, Inc. (a)(b)	288	2,998
G1 Therapeutics, Inc. (a)	170	1,964
Geron Corp. (a)(b)	1,927	3,353
Gilead Sciences, Inc.	7,823	494,335
Global Blood Therapeutics, Inc. (a)	374	20,622
GlycoMimetics, Inc. (a)	147	451
Gossamer Bio, Inc. (a)(b)	292	3,624
Gritstone Oncology, Inc. (a)(b)	105	278
Halozyme Therapeutics, Inc. (a)	793	20,840
Heron Therapeutics, Inc. (a)	512	7,588
Homology Medicines, Inc. (a)	231	2,472
ImmunoGen, Inc. (a)	1,152	4,147
Immunomedics, Inc. (a)	1,285	109,264
Incyte Corp. (a)	1,172	105,175
Inovio Pharmaceuticals, Inc. (a)(b)	1,029	11,936
Insmed, Inc. (a)	623	20,023
Intellia Therapeutics, Inc. (a)(b)	320	6,362
Intercept Pharmaceuticals, Inc. (a)(b)	165	6,841
Invitae Corp. (a)(b)	810	35,114
Ionis Pharmaceuticals, Inc. (a)	863	40,949
Iovance Biotherapeutics, Inc. (a)	845	27,817
Ironwood Pharmaceuticals, Inc. Class A (a)	997	8,968
Jounce Therapeutics, Inc. (a)	106	865
Kadmon Holdings, Inc. (a)	887	3,477
Kalvista Pharmaceuticals, Inc. (a)	69	869
Karuna Therapeutics, Inc. (a)	100	7,732
Karyopharm Therapeutics, Inc. (a)	383	5,592
Kiniksa Pharmaceuticals Ltd. (a)	150	2,298
Kodiak Sciences, Inc. (a)	159	9,414
Krystal Biotech, Inc. (a)	97	4,176
Kura Oncology, Inc. (a)	344	10,540
La Jolla Pharmaceutical Co. (a)(b)	126	508
Ligand Pharmaceuticals, Inc. Class B (a)	97	9,246
Macrogenics, Inc. (a)	333	8,388
Madrigal Pharmaceuticals, Inc. (a)	54	6,411
MannKind Corp. (a)(b)	1,426	2,681
Minerva Neurosciences, Inc. (a)(b)	186	591
Mirati Therapeutics, Inc. (a)	243	40,350
Moderna, Inc. (a)(b)	1,873	132,515
Molecular Templates, Inc. (a)	223	2,435
Momenta Pharmaceuticals, Inc. (a)	756	39,675
Myriad Genetics, Inc. (a)	439	5,725
Natera, Inc. (a)	447	32,291
Neurocrine Biosciences, Inc. (a)	576	55,388
NextCure, Inc. (a)	55	484
Novavax, Inc. (a)(b)	346	37,489
Opko Health, Inc. (a)(b)	2,792	10,302
PDL BioPharma, Inc. (a)	644	2,029
Pieris Pharmaceuticals, Inc. (a)	267	553
Precigen, Inc. (a)(b)	490	1,715
Protagonist Therapeutics, Inc. (a)	213	4,164
Prothena Corp. PLC (a)	176	1,758
PTC Therapeutics, Inc. (a)	416	19,448
Puma Biotechnology, Inc. (a)	204	2,058
Radius Health, Inc. (a)	304	3,447
Recro Pharma, Inc. (a)	85	179
Regeneron Pharmaceuticals, Inc. (a)	653	365,536
REGENXBIO, Inc. (a)	177	4,871
Repligen Corp. (a)	300	44,262
Retrophin, Inc. (a)	291	5,372
Revolution Medicines, Inc.	252	8,770
Rhythm Pharmaceuticals, Inc. (a)	184	3,987
Rigel Pharmaceuticals, Inc. (a)	1,110	2,664
Rocket Pharmaceuticals, Inc. (a)	230	5,258
Rubius Therapeutics, Inc. (a)(b)	189	947
Sage Therapeutics, Inc. (a)	320	19,558
Sangamo Therapeutics, Inc. (a)	730	6,899
Sarepta Therapeutics, Inc. (a)	496	69,653
Seattle Genetics, Inc. (a)	763	149,311
Sesen Bio, Inc. (a)	935	1,309
Sorrento Therapeutics, Inc. (a)(b)	1,254	13,982
Spectrum Pharmaceuticals, Inc. (a)	904	3,688
Stoke Therapeutics, Inc. (a)	95	3,182
Syndax Pharmaceuticals, Inc. (a)	188	2,775
Syros Pharmaceuticals, Inc. (a)	187	1,653
TCR2 Therapeutics, Inc. (a)	146	2,967
TG Therapeutics, Inc. (a)	637	17,046
Translate Bio, Inc. (a)(b)	427	5,811
Turning Point Therapeutics, Inc. (a)	224	19,569
Twist Bioscience Corp. (a)	234	17,777
Ultragenyx Pharmaceutical, Inc. (a)	364	29,917
United Therapeutics Corp. (a)	274	27,674
UNITY Biotechnology, Inc. (a)	157	543
Vanda Pharmaceuticals, Inc. (a)	387	3,738
Veracyte, Inc. (a)	349	11,339
Verastem, Inc. (a)(b)	977	1,182
Vericel Corp. (a)	292	5,411
Vertex Pharmaceuticals, Inc. (a)	1,629	443,283
Viking Therapeutics, Inc. (a)(b)	360	2,095
Voyager Therapeutics, Inc. (a)	176	1,878
Xbiotech, Inc. (a)	84	1,604
Xencor, Inc. (a)	351	13,615
XOMA Corp. (a)	51	961
Y-mAbs Therapeutics, Inc. (a)	154	5,912
ZIOPHARM Oncology, Inc. (a)(b)	1,387	3,495
		5,997,799
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	11,035	1,200,939
Abiomed, Inc. (a)	283	78,408
Accelerate Diagnostics, Inc. (a)(b)	219	2,335
Accuray, Inc. (a)	588	1,411
Align Technology, Inc. (a)	448	146,657
Alphatec Holdings, Inc. (a)	221	1,467
Angiodynamics, Inc. (a)	249	3,003
Antares Pharma, Inc. (a)	985	2,660
Atricure, Inc. (a)	273	10,893
Atrion Corp.	8	5,008
Avanos Medical, Inc. (a)	305	10,132
AxoGen, Inc. (a)	226	2,628
Axonics Modulation Technologies, Inc. (a)	181	9,238
Baxter International, Inc.	3,159	254,047
Becton, Dickinson & Co.	1,808	420,685
BioLife Solutions, Inc. (a)(b)	151	4,370
Boston Scientific Corp. (a)	8,923	340,948
Cantel Medical Corp.	230	10,106
Cardiovascular Systems, Inc. (a)	244	9,601
Cerus Corp. (a)	1,029	6,442
CONMED Corp.	176	13,846
Cryolife, Inc. (a)(b)	257	4,747
CryoPort, Inc. (a)	249	11,803
Cutera, Inc. (a)	128	2,428
Danaher Corp.	3,929	846,032
Dentsply Sirona, Inc.	1,350	59,036
DexCom, Inc. (a)	597	246,101
Edwards Lifesciences Corp. (a)	3,880	309,702
Genmark Diagnostics, Inc. (a)	448	6,362
Glaukos Corp. (a)(b)	276	13,668
Globus Medical, Inc. (a)	467	23,126
Haemonetics Corp. (a)	312	27,222
Heska Corp. (a)	54	5,335
Hill-Rom Holdings, Inc.	425	35,492
Hologic, Inc. (a)	1,620	107,681
ICU Medical, Inc. (a)	120	21,931
IDEXX Laboratories, Inc. (a)	531	208,741
Inogen, Inc. (a)	151	4,379
Insulet Corp. (a)	410	97,002
Integer Holdings Corp. (a)	205	12,097
Integra LifeSciences Holdings Corp. (a)	438	20,682
IntriCon Corp. (a)	38	463
Intuitive Surgical, Inc. (a)	730	517,964
Invacare Corp.	158	1,188
IRadimed Corp. (a)	38	812
iRhythm Technologies, Inc. (a)	182	43,336
Lantheus Holdings, Inc. (a)	386	4,891
LeMaitre Vascular, Inc.	108	3,513
LivaNova PLC (a)	300	13,563
Masimo Corp. (a)	318	75,067
Medtronic PLC	8,377	870,538
Meridian Bioscience, Inc. (a)	296	5,026
Merit Medical Systems, Inc. (a)	297	12,920
Mesa Laboratories, Inc.	30	7,643
Natus Medical, Inc. (a)	234	4,008
Neogen Corp. (a)	329	25,744
Nevro Corp. (a)	213	29,671
NuVasive, Inc. (a)	314	15,251
OraSure Technologies, Inc. (a)	481	5,854
Orthofix International NV (a)	105	3,270
OrthoPediatrics Corp. (a)	85	3,903
Penumbra, Inc. (a)	208	40,431
Quidel Corp. (a)	235	51,554
ResMed, Inc.	905	155,144
Seaspine Holdings Corp. (a)	124	1,773
Senseonics Holdings, Inc. (a)(b)	1,109	430
Shockwave Medical, Inc. (a)	188	14,250
SI-BONE, Inc. (a)	149	3,534
Sientra, Inc. (a)	292	993
Silk Road Medical, Inc. (a)	205	13,778
Staar Surgical Co. (a)	281	15,893
STERIS PLC	532	93,733
Stryker Corp.	2,037	424,450
SurModics, Inc. (a)	94	3,658
Tactile Systems Technology, Inc. (a)	153	5,598
Tandem Diabetes Care, Inc. (a)	374	42,449
Teleflex, Inc.	292	99,403
The Cooper Companies, Inc.	308	103,833
TransMedics Group, Inc. (a)	152	2,095
Vapotherm, Inc. (a)	135	3,915
Varex Imaging Corp. (a)	233	2,964
Varian Medical Systems, Inc. (a)	568	97,696
ViewRay, Inc. (a)	593	2,076
West Pharmaceutical Services, Inc.	461	126,729
Wright Medical Group NV (a)	801	24,463
Zimmer Biomet Holdings, Inc.	1,294	176,165
Zynex, Inc. (a)	95	1,658
		7,751,681
Health Care Providers & Services - 2.5%
1Life Healthcare, Inc. (a)	443	12,563
Acadia Healthcare Co., Inc. (a)	549	16,185
Addus HomeCare Corp. (a)	93	8,789
Amedisys, Inc. (a)	206	48,705
American Renal Associates Holdings, Inc. (a)	30	207
AmerisourceBergen Corp.	921	89,263
AMN Healthcare Services, Inc. (a)	289	16,895
Anthem, Inc.	1,570	421,686
Apollo Medical Holdings, Inc. (a)	82	1,471
BioScrip, Inc. (a)	341	4,559
BioTelemetry, Inc. (a)	235	10,711
Brookdale Senior Living, Inc. (a)	1,050	2,667
Cardinal Health, Inc.	1,837	86,247
Centene Corp. (a)	3,618	211,038
Chemed Corp.	100	48,035
Cigna Corp.	2,291	388,118
Community Health Systems, Inc. (a)	667	2,815
Corvel Corp. (a)	53	4,528
Covetrus, Inc. (a)	585	14,274
Cross Country Healthcare, Inc. (a)	203	1,317
CVS Health Corp.	8,158	476,427
DaVita HealthCare Partners, Inc. (a)	495	42,397
Encompass Health Corp.	614	39,898
Guardant Health, Inc. (a)	490	54,772
Hanger, Inc. (a)	207	3,275
HCA Holdings, Inc.	1,648	205,473
HealthEquity, Inc. (a)	467	23,990
Henry Schein, Inc. (a)	904	53,137
Humana, Inc.	825	341,459
Laboratory Corp. of America Holdings (a)	609	114,656
LHC Group, Inc. (a)	194	41,237
Magellan Health Services, Inc. (a)	140	10,609
McKesson Corp.	1,014	151,015
MEDNAX, Inc. (a)	530	8,628
Molina Healthcare, Inc. (a)	374	68,457
National Healthcare Corp.	80	4,985
National Research Corp. Class A	87	4,281
Owens & Minor, Inc.	383	9,617
Patterson Companies, Inc.	534	12,872
Pennant Group, Inc. (a)	162	6,247
PetIQ, Inc. Class A (a)(b)	140	4,609
Premier, Inc.	469	15,397
Providence Service Corp. (a)	72	6,690
Quest Diagnostics, Inc.	840	96,172
R1 RCM, Inc. (a)	710	12,177
RadNet, Inc. (a)	243	3,730
Select Medical Holdings Corp. (a)	665	13,845
Surgery Partners, Inc. (a)	134	2,935
Tenet Healthcare Corp. (a)	649	15,907
The Ensign Group, Inc.	311	17,746
The Joint Corp. (a)	61	1,061
Tivity Health, Inc. (a)	195	2,734
Triple-S Management Corp. (a)	165	2,949
U.S. Physical Therapy, Inc.	83	7,211
UnitedHealth Group, Inc.	5,924	1,846,925
Universal Health Services, Inc. Class B	493	52,761
		5,166,354
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	1,005	8,181
Cerner Corp.	1,915	138,435
Change Healthcare, Inc. (a)	1,397	20,270
Computer Programs & Systems, Inc.	117	3,230
Evolent Health, Inc. (a)	506	6,279
Health Catalyst, Inc. (a)	184	6,734
HealthStream, Inc. (a)	162	3,251
HMS Holdings Corp. (a)	542	12,981
Inovalon Holdings, Inc. Class A (a)	468	12,379
Inspire Medical Systems, Inc. (a)	164	21,164
Nextgen Healthcare, Inc. (a)	345	4,395
Omnicell, Inc. (a)	262	19,561
OptimizeRx Corp. (a)	90	1,877
Phreesia, Inc. (a)	154	4,948
Schrodinger, Inc.	202	9,597
Simulations Plus, Inc.	93	7,008
Tabula Rasa HealthCare, Inc. (a)(b)	135	5,504
Teladoc Health, Inc. (a)	511	112,032
Veeva Systems, Inc. Class A (a)	843	237,043
Vocera Communications, Inc. (a)	203	5,903
		640,772
Life Sciences Tools & Services - 1.2%
Adaptive Biotechnologies Corp. (a)	501	24,364
Agilent Technologies, Inc.	1,916	193,401
Avantor, Inc. (a)	2,798	62,927
Bio-Rad Laboratories, Inc. Class A (a)	134	69,072
Bio-Techne Corp.	242	59,951
Bruker Corp.	658	26,156
Charles River Laboratories International, Inc. (a)	312	70,652
Codexis, Inc. (a)(b)	305	3,581
Fluidigm Corp. (a)	464	3,448
Frontage Holdings Corp. (a)(d)	4,000	1,801
Illumina, Inc. (a)	912	281,881
IQVIA Holdings, Inc. (a)	1,195	188,368
Luminex Corp.	274	7,193
Medpace Holdings, Inc. (a)	168	18,774
Mettler-Toledo International, Inc. (a)	149	143,897
Nanostring Technologies, Inc. (a)	233	10,415
NeoGenomics, Inc. (a)	713	26,303
Pacific Biosciences of California, Inc. (a)	1,083	10,689
PerkinElmer, Inc.	702	88,108
PPD, Inc.	673	24,894
PRA Health Sciences, Inc. (a)	395	40,069
Quanterix Corp. (a)	139	4,690
Syneos Health, Inc. (a)	405	21,530
Thermo Fisher Scientific, Inc.	2,463	1,087,464
Waters Corp. (a)	389	76,120
		2,545,748
Pharmaceuticals - 3.7%
AcelRx Pharmaceuticals, Inc. (a)	380	540
Aerie Pharmaceuticals, Inc. (a)(b)	304	3,578
Akcea Therapeutics, Inc. (a)	107	1,941
AMAG Pharmaceuticals, Inc. (a)(b)	165	1,551
Amneal Pharmaceuticals, Inc. (a)	623	2,417
Amphastar Pharmaceuticals, Inc. (a)	203	3,806
ANI Pharmaceuticals, Inc. (a)	53	1,495
Arvinas Holding Co. LLC (a)	151	3,565
Assertio Holdings, Inc. (a)	321	214
Axsome Therapeutics, Inc. (a)	162	11,543
Biodelivery Sciences International, Inc. (a)	746	2,783
Bristol-Myers Squibb Co.	14,057	847,497
Cara Therapeutics, Inc. (a)	237	3,016
Catalent, Inc. (a)	1,032	88,401
Chiasma, Inc. (a)(b)	407	1,750
Collegium Pharmaceutical, Inc. (a)	221	4,601
Corcept Therapeutics, Inc. (a)	646	11,244
CorMedix, Inc. (a)(b)	154	929
CymaBay Therapeutics, Inc. (a)	416	3,012
Durect Corp. (a)	1,081	1,849
Elanco Animal Health, Inc. (a)	2,069	57,787
Eli Lilly & Co.	4,951	732,847
Endo International PLC (a)	1,437	4,742
Evofem Biosciences, Inc. (a)	74	175
Evolus, Inc. (a)(b)	146	571
Horizon Therapeutics PLC (a)	1,322	102,693
Innoviva, Inc. (a)(b)	369	3,856
Intersect ENT, Inc. (a)	228	3,719
Intra-Cellular Therapies, Inc. (a)	397	10,187
Jazz Pharmaceuticals PLC (a)	344	49,051
Johnson & Johnson	16,411	2,443,270
Kala Pharmaceuticals, Inc. (a)	210	1,575
Lannett Co., Inc. (a)	145	886
Mallinckrodt PLC (a)(b)	557	542
Merck & Co., Inc.	15,770	1,308,122
Mylan NV (a)	3,188	47,278
MyoKardia, Inc. (a)	327	44,580
Nektar Therapeutics (a)(b)	1,169	19,394
Ocular Therapeutix, Inc. (a)(b)	438	3,333
Odonate Therapeutics, Inc. (a)	65	873
Omeros Corp. (a)(b)	394	3,981
OptiNose, Inc. (a)	299	1,166
Pacira Biosciences, Inc. (a)	264	15,872
Paratek Pharmaceuticals, Inc. (a)	206	1,114
Perrigo Co. PLC	842	38,656
Pfizer, Inc.	34,653	1,271,765
Phibro Animal Health Corp. Class A	127	2,210
Prestige Brands Holdings, Inc. (a)	306	11,145
Reata Pharmaceuticals, Inc. (a)(b)	148	14,418
Revance Therapeutics, Inc. (a)	374	9,402
Royalty Pharma PLC	499	20,993
Supernus Pharmaceuticals, Inc. (a)	342	7,127
TherapeuticsMD, Inc. (a)(b)	1,824	2,882
Theravance Biopharma, Inc. (a)	324	4,790
Tricida, Inc. (a)	152	1,377
WAVE Life Sciences (a)	157	1,333
Xeris Pharmaceuticals, Inc. (a)	264	1,566
Zoetis, Inc. Class A	2,964	490,157
Zogenix, Inc. (a)	405	7,262
Zynerba Pharmaceuticals, Inc. (a)	105	348
		7,738,777

TOTAL HEALTH CARE		29,841,131

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.5%
AAR Corp.	187	3,516
Aerojet Rocketdyne Holdings, Inc. (a)	452	18,030
AeroVironment, Inc. (a)	128	7,681
Astronics Corp. (a)	113	872
Axon Enterprise, Inc. (a)	402	36,461
BWX Technologies, Inc.	594	33,448
Cubic Corp. (b)	204	11,867
Curtiss-Wright Corp.	258	24,061
Ducommun, Inc. (a)	77	2,535
General Dynamics Corp.	1,452	201,000
Harris Corp.	1,349	229,114
HEICO Corp.	297	31,084
HEICO Corp. Class A	426	37,769
Hexcel Corp.	509	17,077
Howmet Aerospace, Inc.	2,430	40,630
Huntington Ingalls Industries, Inc.	248	34,906
Kaman Corp.	179	6,976
Kratos Defense & Security Solutions, Inc. (a)	752	14,499
Lockheed Martin Corp.	1,532	587,185
Maxar Technologies, Inc. (b)	385	9,602
Mercury Systems, Inc. (a)	351	27,188
Moog, Inc. Class A	184	11,690
National Presto Industries, Inc.	31	2,538
Northrop Grumman Corp.	967	305,079
Park Aerospace Corp.	127	1,387
Parsons Corp. (a)	141	4,729
Raytheon Technologies Corp.	9,528	548,241
Spirit AeroSystems Holdings, Inc. Class A	647	12,235
Teledyne Technologies, Inc. (a)	232	71,969
Textron, Inc.	1,443	52,078
The Boeing Co.	3,311	547,176
TransDigm Group, Inc.	338	160,591
Triumph Group, Inc.	297	1,933
Vectrus, Inc. (a)	84	3,192
		3,098,339
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	351	8,796
Atlas Air Worldwide Holdings, Inc. (a)	164	9,988
C.H. Robinson Worldwide, Inc.	842	86,044
Echo Global Logistics, Inc. (a)	171	4,407
Expeditors International of Washington, Inc.	1,052	95,227
FedEx Corp.	1,503	378,035
Forward Air Corp.	178	10,214
Hub Group, Inc. Class A (a)	209	10,491
United Parcel Service, Inc. Class B	4,408	734,505
XPO Logistics, Inc. (a)	579	49,018
		1,386,725
Airlines - 0.2%
Alaska Air Group, Inc.	762	27,912
Allegiant Travel Co.	80	9,584
American Airlines Group, Inc. (b)	3,149	38,701
Delta Air Lines, Inc.	3,994	122,137
Hawaiian Holdings, Inc. (b)	257	3,313
JetBlue Airways Corp. (a)	1,653	18,728
Mesa Air Group, Inc. (a)	77	227
SkyWest, Inc.	310	9,257
Southwest Airlines Co.	3,693	138,488
Spirit Airlines, Inc. (a)(b)	554	8,919
United Airlines Holdings, Inc. (a)	1,836	63,801
		441,067
Building Products - 0.6%
A.O. Smith Corp.	841	44,405
AAON, Inc.	251	15,123
Advanced Drain Systems, Inc.	299	18,670
Allegion PLC	583	57,665
American Woodmark Corp. (a)	105	8,247
Apogee Enterprises, Inc.	185	3,953
Armstrong World Industries, Inc.	291	20,024
Builders FirstSource, Inc. (a)	717	23,389
Carrier Global Corp.	5,082	155,204
Cornerstone Building Brands, Inc. (a)	253	2,019
CSW Industrials, Inc.	81	6,257
Fortune Brands Home & Security, Inc.	867	75,013
Gibraltar Industries, Inc. (a)	200	13,028
Griffon Corp.	332	6,487
Insteel Industries, Inc.	111	2,076
Jeld-Wen Holding, Inc. (a)	416	9,402
Johnson Controls International PLC	4,655	190,157
Lennox International, Inc.	220	59,974
Masco Corp.	1,642	90,523
Masonite International Corp. (a)	162	15,941
Owens Corning	664	45,690
Patrick Industries, Inc.	132	7,593
PGT, Inc. (a)	380	6,658
Quanex Building Products Corp.	230	4,241
Resideo Technologies, Inc. (a)	725	7,975
Simpson Manufacturing Co. Ltd.	269	26,136
Trane Technologies PLC	1,496	181,390
Trex Co., Inc. (a)	733	52,483
Ufp Industries, Inc.	380	21,474
		1,171,197
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	406	14,884
ACCO Brands Corp.	561	3,254
ADS Waste Holdings, Inc. (a)	548	16,566
Brady Corp. Class A	307	12,286
BrightView Holdings, Inc. (a)	169	1,927
Casella Waste Systems, Inc. Class A (a)	277	15,470
Cimpress PLC (a)	120	9,019
Cintas Corp.	543	180,727
Clean Harbors, Inc. (a)	320	17,930
Copart, Inc. (a)	1,293	135,972
Covanta Holding Corp.	676	5,239
Deluxe Corp.	270	6,947
Ennis, Inc.	158	2,756
Harsco Corp. (a)	460	6,399
Healthcare Services Group, Inc. (b)	478	10,291
Herman Miller, Inc.	369	11,129
HNI Corp.	253	7,939
IAA Spinco, Inc. (a)	831	43,270
Interface, Inc.	325	1,989
KAR Auction Services, Inc.	804	11,578
Kimball International, Inc. Class B	228	2,403
Knoll, Inc.	264	3,184
Matthews International Corp. Class A	211	4,718
McGrath RentCorp.	156	9,296
MSA Safety, Inc. (b)	222	29,786
Pitney Bowes, Inc.	1,028	5,459
Quad/Graphics, Inc.	110	333
R.R. Donnelley & Sons Co.	324	473
Republic Services, Inc.	1,311	122,382
Rollins, Inc.	933	50,559
SP Plus Corp. (a)	134	2,405
Steelcase, Inc. Class A	518	5,237
Stericycle, Inc. (a)	568	35,818
Team, Inc. (a)	200	1,100
Tetra Tech, Inc. (b)	350	33,425
The Brink's Co.	306	12,574
U.S. Ecology, Inc.	201	6,567
UniFirst Corp.	95	17,990
Viad Corp.	122	2,541
Waste Management, Inc.	2,422	274,098
		1,135,920
Construction & Engineering - 0.1%
AECOM (a)	1,016	42,509
Aegion Corp. (a)	158	2,233
Ameresco, Inc. Class A (a)(b)	144	4,810
Arcosa, Inc.	300	13,227
Argan, Inc.	91	3,814
Comfort Systems U.S.A., Inc.	228	11,744
Construction Partners, Inc. Class A (a)	236	4,295
Dycom Industries, Inc. (a)	201	10,617
EMCOR Group, Inc.	339	22,954
Fluor Corp.	801	7,057
Granite Construction, Inc.	306	5,389
Great Lakes Dredge & Dock Corp. (a)	349	3,319
Jacobs Engineering Group, Inc.	805	74,680
MasTec, Inc. (a)	347	14,643
MYR Group, Inc. (a)	103	3,830
Northwest Pipe Co. (a)	54	1,429
NV5 Holdings, Inc. (a)	59	3,113
Primoris Services Corp.	266	4,799
Quanta Services, Inc.	847	44,772
Sterling Construction Co., Inc. (a)	156	2,209
Tutor Perini Corp. (a)	270	3,005
Valmont Industries, Inc.	132	16,392
Willscot Mobile Mini Holdings (a)	1,076	17,948
		318,788
Electrical Equipment - 0.6%
Acuity Brands, Inc.	243	24,871
Allied Motion Technologies, Inc.	50	2,064
American Superconductor Corp. (a)	124	1,796
AMETEK, Inc.	1,433	142,440
Atkore International Group, Inc. (a)	273	6,205
AZZ, Inc.	153	5,220
Bloom Energy Corp. Class A (a)(b)	502	9,021
Eaton Corp. PLC	2,494	254,463
Emerson Electric Co.	3,730	244,576
Encore Wire Corp.	127	5,895
EnerSys	263	17,653
Generac Holdings, Inc. (a)	395	76,488
GrafTech International Ltd.	587	4,015
Hubbell, Inc. Class B	344	47,073
nVent Electric PLC	1,063	18,804
Plug Power, Inc. (a)(b)	2,468	33,096
Powell Industries, Inc.	48	1,158
Regal Beloit Corp.	261	24,500
Rockwell Automation, Inc.	723	159,552
Sensata Technologies, Inc. PLC (a)	961	41,458
Sunrun, Inc. (a)	803	61,887
Thermon Group Holdings, Inc. (a)	201	2,257
TPI Composites, Inc. (a)	180	5,213
Vicor Corp. (a)	128	9,949
Vivint Solar, Inc. (a)	299	12,663
		1,212,317
Industrial Conglomerates - 0.9%
3M Co.	3,591	575,206
Carlisle Companies, Inc.	336	41,116
General Electric Co.	54,661	340,538
Honeywell International, Inc.	4,375	720,169
Raven Industries, Inc.	217	4,670
Roper Technologies, Inc.	653	258,007
		1,939,706
Machinery - 1.8%
AGCO Corp.	395	29,337
Alamo Group, Inc.	58	6,266
Albany International Corp. Class A	198	9,803
Allison Transmission Holdings, Inc.	707	24,844
Altra Industrial Motion Corp.	373	13,790
Astec Industries, Inc.	146	7,921
Barnes Group, Inc.	297	10,615
Blue Bird Corp. (a)	106	1,289
Caterpillar, Inc.	3,375	503,381
Chart Industries, Inc. (a)	217	15,249
CIRCOR International, Inc. (a)	118	3,227
Colfax Corp. (a)	618	19,380
Columbus McKinnon Corp. (NY Shares)	133	4,402
Commercial Vehicle Group, Inc. (a)	157	1,025
Crane Co.	309	15,490
Cummins, Inc.	921	194,478
Deere & Co.	1,952	432,622
Donaldson Co., Inc.	804	37,322
Douglas Dynamics, Inc.	132	4,514
Dover Corp.	901	97,614
Energy Recovery, Inc. (a)	275	2,255
Enerpac Tool Group Corp. Class A	368	6,922
EnPro Industries, Inc.	123	6,938
ESCO Technologies, Inc.	161	12,970
Evoqua Water Technologies Corp. (a)	553	11,735
Federal Signal Corp.	380	11,115
Flowserve Corp.	803	21,914
Fortive Corp.	2,103	160,270
Franklin Electric Co., Inc.	236	13,884
Gates Industrial Corp. PLC (a)	276	3,069
Gorman-Rupp Co.	111	3,270
Graco, Inc.	1,045	64,111
Greenbrier Companies, Inc.	197	5,792
Helios Technologies, Inc.	191	6,952
Hillenbrand, Inc.	470	13,329
Hyster-Yale Materials Handling Class A	63	2,340
IDEX Corp.	474	86,462
Illinois Tool Works, Inc.	1,785	344,880
Ingersoll Rand, Inc. (a)	2,322	82,663
ITT, Inc.	530	31,297
John Bean Technologies Corp.	196	18,010
Kadant, Inc.	74	8,112
Kennametal, Inc.	510	14,759
Lincoln Electric Holdings, Inc.	383	35,251
Lindsay Corp.	71	6,864
LiqTech International, Inc. (a)(b)	151	1,276
Lydall, Inc. (a)	95	1,571
Manitowoc Co., Inc. (a)	192	1,615
Meritor, Inc. (a)	456	9,549
Middleby Corp. (a)	343	30,771
Miller Industries, Inc.	63	1,926
Mueller Industries, Inc.	365	9,877
Mueller Water Products, Inc. Class A	975	10,130
Navistar International Corp. (a)	304	13,236
NN, Inc.	274	1,414
Nordson Corp.	340	65,219
Omega Flex, Inc.	16	2,508
Oshkosh Corp.	436	32,046
Otis Worldwide Corp.	2,538	158,422
PACCAR, Inc.	2,155	183,778
Parker Hannifin Corp.	803	162,479
Pentair PLC	1,022	46,777
Proto Labs, Inc. (a)	164	21,238
RBC Bearings, Inc. (a)	154	18,666
REV Group, Inc.	142	1,120
Rexnord Corp.	741	22,111
Snap-On, Inc.	347	51,054
SPX Corp. (a)	270	12,523
SPX Flow, Inc. (a)	262	11,219
Standex International Corp.	77	4,558
Stanley Black & Decker, Inc.	997	161,713
Tennant Co.	108	6,519
Terex Corp.	430	8,325
The Shyft Group, Inc.	215	4,059
Timken Co.	414	22,447
Toro Co.	677	56,834
TriMas Corp. (a)	289	6,589
Trinity Industries, Inc. (b)	556	10,842
Wabash National Corp. (b)	336	4,019
Watts Water Technologies, Inc. Class A	170	17,026
Welbilt, Inc. (a)	732	4,509
Westinghouse Air Brake Co.	1,128	69,801
Woodward, Inc.	358	28,697
Xylem, Inc.	1,125	94,635
		3,778,831
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	40	655
Genco Shipping & Trading Ltd.	230	1,587
Kirby Corp. (a)	370	13,383
Matson, Inc.	275	11,025
		26,650
Professional Services - 0.5%
ASGN, Inc. (a)	324	20,593
Barrett Business Services, Inc.	42	2,202
CBIZ, Inc. (a)	349	7,982
CoreLogic, Inc.	487	32,955
CoStar Group, Inc. (a)	246	208,733
CRA International, Inc.	43	1,611
Equifax, Inc.	761	119,401
Exponent, Inc.	317	22,834
Forrester Research, Inc. (a)	68	2,230
Franklin Covey Co. (a)	53	940
FTI Consulting, Inc. (a)	223	23,631
Heidrick & Struggles International, Inc.	121	2,378
Huron Consulting Group, Inc. (a)	131	5,152
ICF International, Inc.	110	6,768
IHS Markit Ltd.	2,329	182,850
Insperity, Inc.	229	14,997
Kelly Services, Inc. Class A (non-vtg.)	201	3,425
Kforce, Inc.	133	4,279
Korn Ferry	355	10,295
Manpower, Inc.	360	26,399
MISTRAS Group, Inc. (a)	100	391
Nielsen Holdings PLC	2,293	32,515
Resources Connection, Inc.	147	1,698
Robert Half International, Inc.	709	37,534
TransUnion Holding Co., Inc.	1,198	100,788
TriNet Group, Inc. (a)	253	15,008
TrueBlue, Inc. (a)	217	3,361
Upwork, Inc. (a)	541	9,435
Verisk Analytics, Inc.	1,013	187,719
Willdan Group, Inc. (a)	82	2,092
		1,090,196
Road & Rail - 1.0%
AMERCO	56	19,935
ArcBest Corp.	157	4,876
Avis Budget Group, Inc. (a)	322	8,475
Covenant Transport Group, Inc. Class A (a)	46	805
CSX Corp.	4,767	370,253
Heartland Express, Inc.	320	5,952
J.B. Hunt Transport Services, Inc.	524	66,223
Kansas City Southern	589	106,509
Knight-Swift Transportation Holdings, Inc. Class A	800	32,560
Landstar System, Inc.	235	29,490
Lyft, Inc. (a)	1,549	42,675
Marten Transport Ltd.	354	5,777
Norfolk Southern Corp.	1,590	340,244
Old Dominion Freight Lines, Inc.	600	108,552
Ryder System, Inc.	332	14,024
Saia, Inc. (a)	161	20,309
Schneider National, Inc. Class B	231	5,713
Union Pacific Corp.	4,229	832,563
Universal Logistics Holdings, Inc.	45	939
Werner Enterprises, Inc.	350	14,697
YRC Worldwide, Inc. (a)	356	1,396
		2,031,967
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	651	19,152
Applied Industrial Technologies, Inc.	237	13,059
Beacon Roofing Supply, Inc.(a)	337	10,471
BlueLinx Corp. (a)	35	754
BMC Stock Holdings, Inc. (a)	411	17,603
CAI International, Inc.	115	3,166
DXP Enterprises, Inc. (a)	76	1,226
Fastenal Co.	3,583	161,557
Foundation Building Materials, Inc. (a)	159	2,499
GATX Corp. (b)	217	13,834
GMS, Inc. (a)	242	5,832
H&E Equipment Services, Inc.	215	4,227
HD Supply Holdings, Inc. (a)	997	41,116
Herc Holdings, Inc. (a)	141	5,585
MRC Global, Inc. (a)	292	1,250
MSC Industrial Direct Co., Inc. Class A	279	17,655
Now, Inc. (a)	631	2,865
Rush Enterprises, Inc. Class A	175	8,845
SiteOne Landscape Supply, Inc. (a)	271	33,048
Textainer Group Holdings Ltd. (a)	282	3,993
Titan Machinery, Inc. (a)	141	1,865
Triton International Ltd.	350	14,235
United Rentals, Inc. (a)	453	79,049
Univar, Inc. (a)	1,045	17,640
Veritiv Corp. (a)	66	836
W.W. Grainger, Inc.	282	100,609
Watsco, Inc.	203	47,277
WESCO International, Inc. (a)	273	12,017
		641,265
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC	453	12,181

TOTAL INDUSTRIALS		18,285,149

INFORMATION TECHNOLOGY - 26.9%
Communications Equipment - 0.8%
Acacia Communications, Inc. (a)	252	16,985
ADTRAN, Inc.	295	3,025
Applied Optoelectronics, Inc. (a)	166	1,868
Arista Networks, Inc. (a)(b)	339	70,149
CalAmp Corp. (a)	339	2,437
Calix Networks, Inc. (a)	350	6,223
Casa Systems, Inc. (a)	111	447
Ciena Corp. (a)	982	38,976
Cisco Systems, Inc.	26,392	1,039,581
CommScope Holding Co., Inc. (a)	1,214	10,926
Comtech Telecommunications Corp.	143	2,002
Digi International, Inc. (a)	160	2,501
EchoStar Holding Corp. Class A (a)	311	7,741
Extreme Networks, Inc. (a)	746	2,999
F5 Networks, Inc. (a)	376	46,162
Harmonic, Inc. (a)	554	3,091
Infinera Corp. (a)(b)	1,162	7,158
Inseego Corp. (a)(b)	391	4,035
InterDigital, Inc.	192	10,956
Juniper Networks, Inc.	2,056	44,204
Lumentum Holdings, Inc. (a)	462	34,710
Motorola Solutions, Inc.	1,061	166,375
NETGEAR, Inc. (a)	197	6,072
NetScout Systems, Inc. (a)	444	9,693
Plantronics, Inc.	246	2,913
Sonus Networks, Inc. (a)	674	2,608
Ubiquiti, Inc.	47	7,833
ViaSat, Inc. (a)	407	13,997
Viavi Solutions, Inc. (a)	1,411	16,551
		1,582,218
Electronic Equipment & Components - 0.7%
Akoustis Technologies, Inc. (a)(b)	144	1,175
Amphenol Corp. Class A	1,863	201,707
Arlo Technologies, Inc. (a)	505	2,656
Arrow Electronics, Inc. (a)	476	37,442
Avnet, Inc.	612	15,814
Badger Meter, Inc.	181	11,832
Belden, Inc.	282	8,776
Benchmark Electronics, Inc.	211	4,252
CDW Corp.	895	106,979
Cognex Corp.	1,093	71,154
Coherent, Inc. (a)	149	16,529
Corning, Inc.	4,764	154,401
CTS Corp.	177	3,899
Dolby Laboratories, Inc. Class A	416	27,572
ePlus, Inc. (a)	82	6,002
Fabrinet (a)	230	14,497
FARO Technologies, Inc. (a)	102	6,220
Fitbit, Inc. (a)	1,454	10,120
FLIR Systems, Inc.	838	30,042
II-VI, Inc. (a)	663	26,891
Insight Enterprises, Inc. (a)	218	12,334
IPG Photonics Corp. (a)	222	37,733
Itron, Inc. (a)	255	15,489
Jabil, Inc.	838	28,710
Keysight Technologies, Inc. (a)	1,171	115,671
Knowles Corp. (a)	573	8,538
Littelfuse, Inc.	150	26,601
Luna Innovations, Inc. (a)	119	712
Methode Electronics, Inc. Class A	222	6,327
MTS Systems Corp.	137	2,618
Napco Security Technolgies, Inc. (a)	63	1,481
National Instruments Corp.	806	28,774
nLIGHT, Inc. (a)	230	5,400
Novanta, Inc. (a)	216	22,753
OSI Systems, Inc. (a)	98	7,606
Par Technology Corp. (a)	102	4,132
PC Connection, Inc.	66	2,710
Plexus Corp. (a)	181	12,784
Rogers Corp. (a)	117	11,473
Sanmina Corp. (a)	419	11,334
ScanSource, Inc. (a)	156	3,093
SYNNEX Corp.	253	35,435
TE Connectivity Ltd.	2,064	201,735
Trimble, Inc. (a)	1,574	76,654
TTM Technologies, Inc. (a)	641	7,314
Vishay Intertechnology, Inc.	827	12,876
Vishay Precision Group, Inc. (a)	59	1,494
Zebra Technologies Corp. Class A (a)	335	84,574
		1,544,315
IT Services - 5.4%
Accenture PLC Class A	3,959	894,694
Akamai Technologies, Inc. (a)	1,018	112,530
Alliance Data Systems Corp.	287	12,048
Amdocs Ltd.	821	47,134
Automatic Data Processing, Inc.	2,682	374,112
Black Knight, Inc. (a)	983	85,570
Booz Allen Hamilton Holding Corp. Class A	863	71,612
Brightcove, Inc. (a)	204	2,089
Broadridge Financial Solutions, Inc.	722	95,304
CACI International, Inc. Class A (a)	155	33,040
Cardtronics PLC (a)	211	4,178
Cass Information Systems, Inc.	73	2,938
Cognizant Technology Solutions Corp. Class A	3,383	234,848
Conduent, Inc. (a)	994	3,161
CSG Systems International, Inc.	193	7,903
DXC Technology Co.	1,561	27,864
Endurance International Group Holdings, Inc. (a)	351	2,015
EPAM Systems, Inc. (a)	349	112,825
Euronet Worldwide, Inc. (a)	324	29,516
EVERTEC, Inc.	369	12,808
EVO Payments, Inc. Class A (a)	272	6,759
ExlService Holdings, Inc. (a)	212	13,986
Fastly, Inc. Class A (a)	455	42,624
Fidelity National Information Services, Inc.	3,861	568,378
Fiserv, Inc. (a)	3,470	357,584
FleetCor Technologies, Inc. (a)	526	125,241
Gartner, Inc. (a)	563	70,347
Genpact Ltd.	1,095	42,650
Global Payments, Inc.	1,868	331,719
GoDaddy, Inc. (a)	1,047	79,541
GreenSky, Inc. Class A (a)(b)	213	946
GTT Communications, Inc. (a)	132	681
Hackett Group, Inc.	159	1,778
i3 Verticals, Inc. Class A (a)	81	2,045
IBM Corp.	5,548	675,025
International Money Express, Inc. (a)	142	2,040
Jack Henry & Associates, Inc.	481	78,206
KBR, Inc.	876	19,587
Leidos Holdings, Inc.	840	74,886
Limelight Networks, Inc. (a)	717	4,130
Liveramp Holdings, Inc. (a)	404	20,915
ManTech International Corp. Class A	168	11,572
MasterCard, Inc. Class A	5,507	1,862,302
Maximus, Inc.	377	25,791
MongoDB, Inc. Class A (a)(b)	318	73,620
NIC, Inc.	422	8,313
Okta, Inc. (a)	726	155,255
Paychex, Inc.	2,000	159,540
PayPal Holdings, Inc. (a)	7,317	1,441,669
Paysign, Inc. (a)(b)	151	858
Perficient, Inc. (a)	211	9,018
Perspecta, Inc.	844	16,416
Repay Holdings Corp. (a)	324	7,614
Sabre Corp.	1,896	12,343
Science Applications International Corp.	360	28,231
Square, Inc. (a)	2,317	376,628
Switch, Inc. Class A	514	8,024
Sykes Enterprises, Inc. (a)	250	8,553
The Western Union Co.	2,581	55,311
Ttec Holdings, Inc.	105	5,728
Twilio, Inc. Class A (a)	857	211,756
Unisys Corp. (a)	397	4,236
VeriSign, Inc. (a)	631	129,260
Verra Mobility Corp. (a)	851	8,221
Virtusa Corp. (a)	169	8,308
Visa, Inc. Class A	10,507	2,101,085
WEX, Inc. (a)	281	39,051
		11,453,960
Semiconductors & Semiconductor Equipment - 4.7%
ACM Research, Inc. (a)	65	4,492
Advanced Energy Industries, Inc. (a)	238	14,980
Advanced Micro Devices, Inc. (a)	7,323	600,413
Alpha & Omega Semiconductor Ltd. (a)	107	1,372
Ambarella, Inc. (a)	211	11,010
Amkor Technology, Inc. (a)	685	7,672
Analog Devices, Inc.	2,300	268,502
Applied Materials, Inc.	5,696	338,627
Axcelis Technologies, Inc. (a)	212	4,664
Broadcom, Inc.	2,504	912,257
Brooks Automation, Inc.	455	21,048
Cabot Microelectronics Corp.	179	25,563
Ceva, Inc. (a)	142	5,591
Cirrus Logic, Inc. (a)	364	24,552
Cohu, Inc.	243	4,175
Cree, Inc. (a)	674	42,961
Diodes, Inc. (a)	258	14,564
DSP Group, Inc. (a)	130	1,713
Enphase Energy, Inc. (a)	795	65,659
Entegris, Inc.	847	62,966
First Solar, Inc. (a)	528	34,954
FormFactor, Inc. (a)	476	11,867
Ichor Holdings Ltd. (a)	129	2,783
Impinj, Inc. (a)	131	3,452
Inphi Corp. (a)	319	35,808
Intel Corp.	26,515	1,372,947
KLA-Tencor Corp.	971	188,122
Kulicke & Soffa Industries, Inc.	391	8,758
Lam Research Corp.	908	301,229
Lattice Semiconductor Corp. (a)	848	24,558
MACOM Technology Solutions Holdings, Inc. (a)	281	9,557
Marvell Technology Group Ltd.	4,152	164,834
Maxeon Solar Technologies Ltd. (a)(b)	65	1,102
Maxim Integrated Products, Inc.	1,666	112,638
MaxLinear, Inc. Class A (a)	423	9,831
Microchip Technology, Inc.	1,577	162,053
Micron Technology, Inc. (a)	6,928	325,339
MKS Instruments, Inc.	352	38,449
Monolithic Power Systems, Inc.	266	74,376
NeoPhotonics Corp. (a)	274	1,669
NVE Corp.	22	1,080
NVIDIA Corp.	3,847	2,082,073
ON Semiconductor Corp. (a)	2,586	56,090
Onto Innovation, Inc. (a)	312	9,291
PDF Solutions, Inc. (a)	188	3,517
Photronics, Inc. (a)	359	3,576
Power Integrations, Inc.	364	20,166
Qorvo, Inc. (a)	716	92,371
Qualcomm, Inc.	7,035	827,879
Rambus, Inc. (a)	704	9,638
Semtech Corp. (a)	401	21,237
Silicon Laboratories, Inc. (a)	281	27,496
SiTime Corp.	58	4,874
Skyworks Solutions, Inc.	1,044	151,902
SMART Global Holdings, Inc. (a)	81	2,215
SolarEdge Technologies, Inc. (a)	310	73,889
SunPower Corp. (a)(b)	527	6,593
Synaptics, Inc. (a)	210	16,888
Teradyne, Inc.	1,041	82,718
Texas Instruments, Inc.	5,703	814,331
Ultra Clean Holdings, Inc. (a)	225	4,829
Universal Display Corp.	272	49,161
Veeco Instruments, Inc. (a)	331	3,863
Xilinx, Inc.	1,526	159,070
		9,841,854
Software - 9.5%
2U, Inc. (a)(b)	443	15,000
8x8, Inc. (a)	631	9,812
A10 Networks, Inc. (a)	371	2,363
ACI Worldwide, Inc. (a)	720	18,814
Adobe, Inc. (a)	2,991	1,466,876
Agilysys, Inc. (a)	115	2,778
Alarm.com Holdings, Inc. (a)	275	15,194
Altair Engineering, Inc. Class A (a)	262	10,999
Alteryx, Inc. Class A (a)(b)	329	37,358
Anaplan, Inc. (a)	870	54,445
ANSYS, Inc. (a)	537	175,723
AppFolio, Inc. (a)	98	13,897
Appian Corp. Class A (a)(b)	228	14,763
Aspen Technology, Inc. (a)	426	53,927
Asure Software, Inc. (a)(b)	112	846
Autodesk, Inc. (a)	1,369	316,253
Avalara, Inc. (a)	525	66,854
Avaya Holdings Corp. (a)	462	7,022
Benefitfocus, Inc. (a)	195	2,184
Bill.Com Holdings, Inc. (a)	362	36,312
Blackbaud, Inc.	307	17,140
BlackLine, Inc. (a)	311	27,875
Bottomline Technologies, Inc. (a)	237	9,992
Box, Inc. Class A (a)	860	14,930
Cadence Design Systems, Inc. (a)	1,742	185,749
CDK Global, Inc.	744	32,431
Cerence, Inc. (a)	219	10,703
Ceridian HCM Holding, Inc. (a)	818	67,608
Citrix Systems, Inc.	772	106,312
Cloudera, Inc. (a)	1,257	13,689
CommVault Systems, Inc. (a)	286	11,669
Cornerstone OnDemand, Inc. (a)	372	13,526
Coupa Software, Inc. (a)	419	114,907
Crowdstrike Holdings, Inc. (a)	944	129,630
Digimarc Corp. (a)	81	1,809
Digital Turbine, Inc. (a)	463	15,159
DocuSign, Inc. (a)	1,145	246,450
Domo, Inc. Class B (a)	157	6,018
Dropbox, Inc. Class A (a)	1,808	34,822
Dynatrace, Inc. (a)	1,159	47,542
Ebix, Inc. (b)	198	4,079
Elastic NV (a)	380	40,998
Envestnet, Inc. (a)	344	26,543
Everbridge, Inc. (a)	213	26,780
Fair Isaac Corp. (a)	183	77,845
FireEye, Inc. (a)	1,394	17,209
Five9, Inc. (a)	413	53,558
Fortinet, Inc. (a)	840	98,960
Guidewire Software, Inc. (a)	515	53,699
HubSpot, Inc. (a)	268	78,318
Intelligent Systems Corp. (a)	30	1,169
Intuit, Inc.	1,632	532,375
j2 Global, Inc. (a)	275	19,036
LivePerson, Inc. (a)	379	19,704
Manhattan Associates, Inc. (a)	390	37,241
Microsoft Corp.	47,184	9,924,211
MicroStrategy, Inc. Class A (a)	48	7,227
Mitek Systems, Inc. (a)	228	2,905
MobileIron, Inc. (a)	554	3,884
Model N, Inc. (a)	186	6,562
New Relic, Inc. (a)	327	18,430
Nortonlifelock, Inc.	3,705	77,212
Nuance Communications, Inc. (a)	1,773	58,846
Nutanix, Inc. Class A (a)	1,135	25,174
Onespan, Inc. (a)	197	4,129
Oracle Corp.	12,038	718,669
Palo Alto Networks, Inc. (a)	603	147,584
Parametric Technology Corp. (a)	660	54,595
Pareteum Corp. (a)	313	212
Paycom Software, Inc. (a)	308	95,880
Paylocity Holding Corp. (a)	236	38,095
Pegasystems, Inc.	240	29,050
Pluralsight, Inc. (a)	630	10,792
Progress Software Corp.	286	10,490
Proofpoint, Inc. (a)	355	37,470
PROS Holdings, Inc. (a)	254	8,113
Q2 Holdings, Inc. (a)	308	28,108
QAD, Inc. Class A	63	2,659
Qualys, Inc. (a)	208	20,386
Rapid7, Inc. (a)	313	19,168
RealPage, Inc. (a)	567	32,682
RingCentral, Inc. (a)	488	134,010
SailPoint Technologies Holding, Inc. (a)	559	22,120
Salesforce.com, Inc. (a)	5,675	1,426,241
SecureWorks Corp. (a)	46	524
ServiceNow, Inc. (a)	1,196	580,060
ShotSpotter, Inc. (a)	54	1,676
Smartsheet, Inc. (a)	689	34,050
Smith Micro Software, Inc. (a)	172	642
SolarWinds, Inc. (a)	442	8,990
Splunk, Inc. (a)	992	186,625
Sprout Social, Inc. (a)	168	6,468
SPS Commerce, Inc. (a)	223	17,365
SS&C Technologies Holdings, Inc.	1,399	84,667
SurveyMonkey (a)	726	16,052
Synchronoss Technologies, Inc. (a)	197	593
Synopsys, Inc. (a)	949	203,067
TeleNav, Inc. (a)	210	756
Tenable Holdings, Inc. (a)	403	15,213
Teradata Corp. (a)	674	15,300
The Trade Desk, Inc. (a)	261	135,402
Tyler Technologies, Inc. (a)	252	87,837
Upland Software, Inc. (a)	154	5,806
Varonis Systems, Inc. (a)	194	22,391
Verint Systems, Inc. (a)	397	19,127
VirnetX Holding Corp.	385	2,029
VMware, Inc. Class A (a)	502	72,122
Workday, Inc. Class A (a)	1,086	233,631
Workiva, Inc. (a)	239	13,327
Xperi Holding Corp.	674	7,744
Yext, Inc. (a)	579	8,789
Zendesk, Inc. (a)	726	74,720
Zix Corp. (a)	436	2,546
Zoom Video Communications, Inc. Class A (a)	1,136	534,045
Zscaler, Inc. (a)	452	63,592
Zuora, Inc. (a)	621	6,421
		19,943,376
Technology Hardware, Storage & Peripherals - 5.8%
3D Systems Corp. (a)(b)	692	3,398
Apple, Inc.	100,253	11,610,257
Avid Technology, Inc. (a)	310	2,654
Dell Technologies, Inc. (a)	1,464	99,098
Diebold Nixdorf, Inc. (a)	478	3,652
Hewlett Packard Enterprise Co.	8,101	75,906
HP, Inc.	8,578	162,896
Immersion Corp. (a)	125	881
NCR Corp. (a)	792	17,535
NetApp, Inc.	1,372	60,148
Pure Storage, Inc. Class A (a)	1,462	22,500
Seagate Technology LLC	1,402	69,077
Western Digital Corp.	1,910	69,811
Xerox Holdings Corp.	1,103	20,703
		12,218,516

TOTAL INFORMATION TECHNOLOGY		56,584,239

MATERIALS - 2.7%
Chemicals - 1.8%
Advanced Emissions Solutions, Inc.	95	386
AdvanSix, Inc. (a)	258	3,323
Air Products & Chemicals, Inc.	1,378	410,451
Albemarle Corp. U.S.	658	58,746
American Vanguard Corp.	139	1,826
Amyris, Inc. (a)(b)	743	2,170
Ashland Global Holdings, Inc.	337	23,900
Axalta Coating Systems Ltd. (a)	1,277	28,311
Balchem Corp.	197	19,233
Cabot Corp.	352	12,683
Celanese Corp. Class A	747	80,265
CF Industries Holdings, Inc.	1,314	40,353
Chase Corp.	45	4,293
Corteva, Inc.	4,684	134,946
Dow, Inc.	4,636	218,124
DuPont de Nemours, Inc.	4,591	254,709
Eastman Chemical Co.	855	66,793
Ecolab, Inc.	1,549	309,552
Element Solutions, Inc. (a)	1,349	14,178
Ferro Corp. (a)	544	6,746
FMC Corp.	815	86,317
GCP Applied Technologies, Inc. (a)	305	6,390
H.B. Fuller Co.	311	14,238
Huntsman Corp.	1,221	27,118
Ingevity Corp. (a)	256	12,657
Innospec, Inc.	156	9,878
International Flavors & Fragrances, Inc. (b)	671	82,164
Intrepid Potash, Inc. (a)	45	380
Koppers Holdings, Inc. (a)	132	2,760
Kraton Performance Polymers, Inc. (a)	203	3,617
Kronos Worldwide, Inc.	103	1,325
Linde PLC	3,274	779,638
Livent Corp. (a)	940	8,432
LyondellBasell Industries NV Class A	1,612	113,630
Minerals Technologies, Inc.	213	10,884
NewMarket Corp.	45	15,404
Olin Corp.	963	11,922
PolyOne Corp.	564	14,923
PPG Industries, Inc.	1,477	180,312
PQ Group Holdings, Inc. (a)	231	2,370
Quaker Chemical Corp.	81	14,557
Rayonier Advanced Materials, Inc. (a)	466	1,491
RPM International, Inc.	822	68,094
Sensient Technologies Corp.	261	15,070
Sherwin-Williams Co.	510	355,337
Stepan Co.	132	14,388
The Chemours Co. LLC	1,010	21,119
The Mosaic Co.	2,125	38,824
The Scotts Miracle-Gro Co. Class A	250	38,228
Tredegar Corp.	136	2,022
Trinseo SA	253	6,487
Tronox Holdings PLC	498	3,919
Valvoline, Inc.	1,141	21,725
Venator Materials PLC (a)	255	492
W.R. Grace & Co.	385	15,512
Westlake Chemical Corp.	218	13,782
		3,706,394
Construction Materials - 0.1%
Eagle Materials, Inc.	257	22,184
Forterra, Inc. (a)	139	1,643
Martin Marietta Materials, Inc.	391	92,026
Summit Materials, Inc. (a)	704	11,644
U.S. Concrete, Inc. (a)	82	2,381
Vulcan Materials Co.	829	112,363
		242,241
Containers & Packaging - 0.4%
Amcor PLC	9,774	108,003
Aptargroup, Inc.	408	46,186
Avery Dennison Corp.	528	67,500
Ball Corp.	2,036	169,232
Berry Global Group, Inc. (a)	823	39,767
Crown Holdings, Inc. (a)	851	65,408
Graphic Packaging Holding Co.	1,732	24,404
Greif, Inc. Class A	152	5,504
International Paper Co.	2,473	100,255
Myers Industries, Inc.	229	3,030
O-I Glass, Inc.	981	10,389
Packaging Corp. of America	598	65,212
Sealed Air Corp.	990	38,422
Silgan Holdings, Inc.	496	18,238
Sonoco Products Co.	617	31,510
UFP Technologies, Inc. (a)	36	1,491
WestRock Co.	1,639	56,939
		851,490
Metals & Mining - 0.4%
Alcoa Corp. (a)	1,151	13,386
Allegheny Technologies, Inc. (a)	892	7,778
Arconic Rolled Products Corp. (a)	597	11,373
Carpenter Technology Corp.	316	5,739
Century Aluminum Co. (a)	300	2,136
Cleveland-Cliffs, Inc.	2,424	15,562
Coeur d'Alene Mines Corp. (a)	1,477	10,900
Commercial Metals Co.	722	14,426
Compass Minerals International, Inc.	212	12,582
Contura Energy, Inc. (a)	151	1,105
Freeport-McMoRan, Inc.	9,077	141,964
Gold Resource Corp.	378	1,289
Haynes International, Inc.	56	957
Hecla Mining Co.	3,252	16,520
Kaiser Aluminum Corp.	104	5,573
Materion Corp.	118	6,140
McEwen Mining, Inc. (a)(b)	1,869	1,981
Newmont Corp.	5,011	317,948
Nucor Corp.	1,894	84,965
Reliance Steel & Aluminum Co.	394	40,204
Royal Gold, Inc.	407	48,909
Ryerson Holding Corp. (a)	91	521
Schnitzer Steel Industries, Inc. Class A	163	3,134
Steel Dynamics, Inc.	1,228	35,158
SunCoke Energy, Inc.	492	1,683
TimkenSteel Corp. (a)	156	554
United States Steel Corp.	1,366	10,026
Warrior Metropolitan Coal, Inc.	341	5,824
Worthington Industries, Inc.	216	8,808
		827,145
Paper & Forest Products - 0.0%
Boise Cascade Co.	250	9,980
Clearwater Paper Corp. (a)	102	3,870
Domtar Corp.	338	8,879
Louisiana-Pacific Corp.	696	20,539
Mercer International, Inc. (SBI)	182	1,201
Neenah, Inc.	114	4,272
P.H. Glatfelter Co.	264	3,635
Resolute Forest Products (a)	554	2,482
Schweitzer-Mauduit International, Inc.	187	5,683
Verso Corp.	209	1,649
		62,190

TOTAL MATERIALS		5,689,460

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Acadia Realty Trust (SBI)	495	5,198
Agree Realty Corp.	336	21,383
Alexander & Baldwin, Inc.	475	5,325
Alexanders, Inc.	12	2,943
Alexandria Real Estate Equities, Inc.	734	117,440
American Assets Trust, Inc.	316	7,612
American Campus Communities, Inc.	848	29,612
American Finance Trust, Inc.	602	3,775
American Homes 4 Rent Class A	1,646	46,878
American Tower Corp.	2,766	668,625
Americold Realty Trust	1,265	45,224
Apartment Investment & Management Co. Class A	915	30,854
Apple Hospitality (REIT), Inc.	1,280	12,301
Armada Hoffler Properties, Inc.	398	3,685
Ashford Hospitality Trust, Inc.	29	48
AvalonBay Communities, Inc.	883	131,867
Bluerock Residential Growth (REIT), Inc.	100	758
Boston Properties, Inc.	899	72,190
Braemar Hotels & Resorts, Inc.	135	338
Brandywine Realty Trust (SBI)	1,093	11,302
Brixmor Property Group, Inc.	1,830	21,393
Camden Property Trust (SBI)	622	55,346
CareTrust (REIT), Inc.	595	10,588
CatchMark Timber Trust, Inc.	262	2,340
CBL & Associates Properties, Inc. (a)(b)	625	101
Chatham Lodging Trust	267	2,035
City Office REIT, Inc.	300	2,256
Colony Capital, Inc.	2,851	7,783
Columbia Property Trust, Inc.	681	7,430
Community Healthcare Trust, Inc.	129	6,032
CoreCivic, Inc.	788	6,304
CorEnergy Infrastructure Trust, Inc.	70	409
CorePoint Lodging, Inc.	270	1,472
CoreSite Realty Corp.	262	31,147
Corporate Office Properties Trust (SBI)	701	16,628
Cousins Properties, Inc.	922	26,360
Crown Castle International Corp.	2,617	435,731
CubeSmart	1,197	38,675
CyrusOne, Inc.	742	51,962
DiamondRock Hospitality Co.	1,313	6,657
Digital Realty Trust, Inc.	1,680	246,557
Diversified Healthcare Trust (SBI)	1,350	4,752
Douglas Emmett, Inc.	1,037	26,029
Duke Realty Corp.	2,342	86,420
Easterly Government Properties, Inc.	501	11,227
EastGroup Properties, Inc.	255	32,979
Empire State Realty Trust, Inc.	811	4,963
EPR Properties	463	12,733
Equinix, Inc.	552	419,592
Equity Commonwealth	759	20,212
Equity Lifestyle Properties, Inc.	1,072	65,714
Equity Residential (SBI)	2,158	110,770
Essential Properties Realty Trust, Inc.	582	10,662
Essex Property Trust, Inc.	412	82,725
Extra Space Storage, Inc.	810	86,662
Federal Realty Investment Trust (SBI)	429	31,506
First Industrial Realty Trust, Inc.	832	33,114
Four Corners Property Trust, Inc.	438	11,208
Franklin Street Properties Corp.	610	2,233
Front Yard Residential Corp. Class B	295	2,578
Gaming & Leisure Properties	1,316	48,600
Getty Realty Corp.	231	6,008
Gladstone Commercial Corp.	227	3,825
Gladstone Land Corp.	145	2,178
Global Medical REIT, Inc.	286	3,861
Global Net Lease, Inc.	568	9,031
Government Properties Income Trust	312	6,465
Healthcare Realty Trust, Inc.	842	25,361
Healthcare Trust of America, Inc.	1,351	35,126
Healthpeak Properties, Inc.	3,395	92,174
Hersha Hospitality Trust	208	1,152
Highwoods Properties, Inc. (SBI)	654	21,955
Hospitality Properties Trust (SBI)	1,032	8,204
Host Hotels & Resorts, Inc.	4,489	48,436
Hudson Pacific Properties, Inc.	949	20,812
Independence Realty Trust, Inc.	605	7,012
Industrial Logistics Properties Trust	411	8,989
Investors Real Estate Trust	84	5,474
Invitation Homes, Inc.	3,529	98,777
Iron Mountain, Inc.	1,827	48,945
iStar Financial, Inc.	430	5,078
JBG SMITH Properties	706	18,878
Jernigan Capital, Inc.	129	2,211
Kilroy Realty Corp.	649	33,722
Kimco Realty Corp.	2,677	30,143
Kite Realty Group Trust	489	5,663
Lamar Advertising Co. Class A	551	36,460
Lexington Corporate Properties Trust	1,697	17,734
Life Storage, Inc.	288	30,318
LTC Properties, Inc.	252	8,785
Mack-Cali Realty Corp.	515	6,499
Medical Properties Trust, Inc.	3,270	57,650
Mid-America Apartment Communities, Inc.	721	83,600
Monmouth Real Estate Investment Corp. Class A	624	8,642
National Health Investors, Inc.	278	16,755
National Retail Properties, Inc.	1,077	37,167
National Storage Affiliates Trust	383	12,528
New Senior Investment Group, Inc.	501	2,004
NexPoint Residential Trust, Inc.	129	5,721
Omega Healthcare Investors, Inc.	1,444	43,233
Outfront Media, Inc.	877	12,760
Paramount Group, Inc.	1,072	7,590
Park Hotels & Resorts, Inc.	1,452	14,505
Pebblebrook Hotel Trust	829	10,387
Pennsylvania Real Estate Investment Trust (SBI)	290	161
Physicians Realty Trust	1,293	23,158
Piedmont Office Realty Trust, Inc. Class A	804	10,910
Plymouth Industrial REIT, Inc.	153	1,888
Potlatch Corp.	404	17,008
Preferred Apartment Communities, Inc. Class A	278	1,501
Prologis (REIT), Inc.	4,608	463,657
PS Business Parks, Inc.	125	15,299
Public Storage	950	211,584
QTS Realty Trust, Inc. Class A	376	23,696
Ramco-Gershenson Properties Trust (SBI)	474	2,579
Rayonier, Inc.	846	22,368
Realty Income Corp.	2,166	131,585
Regency Centers Corp.	976	37,108
Retail Opportunity Investments Corp.	748	7,790
Retail Properties America, Inc.	1,386	8,053
Retail Value, Inc.	70	880
Rexford Industrial Realty, Inc.	796	36,425
RLJ Lodging Trust	1,057	9,154
Ryman Hospitality Properties, Inc.	339	12,475
Sabra Health Care REIT, Inc.	1,247	17,190
Safety Income and Growth, Inc.	85	5,279
Saul Centers, Inc.	66	1,754
SBA Communications Corp. Class A	698	222,299
Seritage Growth Properties (a)(b)	253	3,403
Simon Property Group, Inc.	1,914	123,798
SITE Centers Corp.	984	7,085
SL Green Realty Corp.	447	20,727
Spirit Realty Capital, Inc.	629	21,229
Stag Industrial, Inc.	984	30,002
Store Capital Corp.	1,405	38,539
Summit Hotel Properties, Inc.	720	3,730
Sun Communities, Inc.	617	86,756
Sunstone Hotel Investors, Inc.	1,286	10,211
Tanger Factory Outlet Centers, Inc. (b)	527	3,178
Taubman Centers, Inc.	382	12,717
Terreno Realty Corp.	450	24,642
The GEO Group, Inc.	781	8,857
The Macerich Co. (b)	668	4,536
UDR, Inc.	1,825	59,513
UMH Properties, Inc.	271	3,669
Uniti Group, Inc.	1,197	12,610
Universal Health Realty Income Trust (SBI)	73	4,160
Urban Edge Properties	651	6,328
Urstadt Biddle Properties, Inc. Class A	159	1,463
Ventas, Inc.	2,343	98,312
VEREIT, Inc.	6,643	43,180
VICI Properties, Inc.	3,352	78,336
Vornado Realty Trust	963	32,463
Washington Prime Group, Inc.	1,000	647
Washington REIT (SBI)	525	10,568
Weingarten Realty Investors (SBI)	752	12,754
Welltower, Inc.	2,612	143,895
Weyerhaeuser Co.	4,680	133,474
Whitestone REIT Class B	271	1,626
WP Carey, Inc.	1,102	71,806
Xenia Hotels & Resorts, Inc.	662	5,812
		6,664,888
Real Estate Management & Development - 0.1%
Altisource Portfolio Solutions SA (a)	44	557
CBRE Group, Inc. (a)	2,102	98,731
CTO Realty Growth, Inc.	28	1,235
eXp World Holdings, Inc. (a)	168	6,777
Forestar Group, Inc.(a)	88	1,558
Howard Hughes Corp. (a)	279	16,070
Jones Lang LaSalle, Inc.	332	31,759
Kennedy-Wilson Holdings, Inc.	774	11,238
Marcus & Millichap, Inc. (a)	136	3,743
Newmark Group, Inc.	1,075	4,644
RE/MAX Holdings, Inc.	99	3,240
Realogy Holdings Corp.	709	6,693
Redfin Corp. (a)	610	30,457
The RMR Group, Inc.	88	2,417
The St. Joe Co. (a)	178	3,672
		222,791

TOTAL REAL ESTATE		6,887,679

UTILITIES - 2.8%
Electric Utilities - 1.6%
Allete, Inc. (b)	347	17,954
Alliant Energy Corp.	1,564	80,781
American Electric Power Co., Inc.	3,091	252,627
Avangrid, Inc.	341	17,207
Duke Energy Corp.	4,580	405,605
Edison International	2,369	120,440
Entergy Corp.	1,252	123,360
Evergy, Inc.	1,424	72,368
Eversource Energy	2,137	178,546
Exelon Corp.	6,086	217,635
FirstEnergy Corp.	3,392	97,384
Hawaiian Electric Industries, Inc.	682	22,670
IDACORP, Inc.	316	25,248
MGE Energy, Inc.	224	14,036
NextEra Energy, Inc.	3,051	846,836
NRG Energy, Inc.	1,541	47,370
OGE Energy Corp.	1,290	38,687
Otter Tail Corp.	259	9,368
Pinnacle West Capital Corp.	715	53,303
PNM Resources, Inc.	493	20,376
Portland General Electric Co.	580	20,590
PPL Corp.	4,806	130,771
Southern Co.	6,571	356,280
Xcel Energy, Inc.	3,273	225,870
		3,395,312
Gas Utilities - 0.1%
Atmos Energy Corp.	777	74,273
Chesapeake Utilities Corp.	105	8,852
National Fuel Gas Co.	558	22,649
New Jersey Resources Corp.	596	16,104
Northwest Natural Holding Co.	195	8,851
ONE Gas, Inc.	324	22,359
South Jersey Industries, Inc.	630	12,140
Southwest Gas Holdings, Inc.	339	21,391
Spire, Inc.	321	17,077
UGI Corp.	1,284	42,346
		246,042
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	248	6,126
Class C	416	11,215
Ormat Technologies, Inc.	247	14,600
Sunnova Energy International, Inc. (a)	283	8,606
The AES Corp.	4,178	75,664
Vistra Corp.	3,016	56,882
		173,093
Multi-Utilities - 0.8%
Ameren Corp.	1,541	121,862
Avista Corp.	404	13,784
Black Hills Corp.	390	20,861
CenterPoint Energy, Inc.	3,432	66,409
CMS Energy Corp.	1,781	109,371
Consolidated Edison, Inc.	2,086	162,291
Dominion Energy, Inc.	5,234	413,120
DTE Energy Co.	1,202	138,278
MDU Resources Group, Inc.	1,229	27,653
NiSource, Inc.	2,368	52,096
NorthWestern Energy Corp.	318	15,468
Public Service Enterprise Group, Inc.	3,162	173,625
Sempra Energy	1,807	213,877
Unitil Corp.	84	3,246
WEC Energy Group, Inc.	1,964	190,312
		1,722,253
Water Utilities - 0.2%
American States Water Co.	227	17,014
American Water Works Co., Inc.	1,131	163,859
Cadiz, Inc. (a)	234	2,324
California Water Service Group	306	13,296
Essential Utilities, Inc.	1,416	56,994
Middlesex Water Co.	100	6,215
SJW Corp.	163	9,920
York Water Co.	70	2,959
		272,581

TOTAL UTILITIES		5,809,281

TOTAL COMMON STOCKS
(Cost $177,004,922)		206,927,948

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.10% (e)	2,479,993	2,480,489
Fidelity Securities Lending Cash Central Fund 0.10% (e)(f)	1,495,695	1,495,845
TOTAL MONEY MARKET FUNDS
(Cost $3,976,334)		3,976,334
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $180,981,256)		210,904,282
NET OTHER ASSETS (LIABILITIES) - (0.3)%(g)		(641,949)
NET ASSETS - 100%		$210,262,333

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	4	Dec. 2020	$300,880	$718	$718
CME E-mini S&P 500 Index Contracts (United States)	14	Dec. 2020	2,346,400	71,175	71,175
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	Dec. 2020	185,590	(3,000)	(3,000)
TOTAL FUTURES CONTRACTS					$68,893

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,549 or 0.0% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $204,700 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,685
Fidelity Securities Lending Cash Central Fund	11,855
Total	$24,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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